As filed with the Securities and Exchange Commission on January 28, 2003


                                           1933 Act Registration No.  333-94065
                                           1940 Act Registration No.  811-09745

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|


                     Pre-Effective Amendment No.   |_|
                    Post-Effective Amendment No. 3 |X|


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                               Amendment No. 6 |X|

                              UBS SECURITIES TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000



                              AMY R. DOBERMAN, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
                            Telephone: (202) 261-3300


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:


|X|   Immediately upon filing pursuant to Rule 485(b)
|_|   On January 28, 2003 pursuant to Rule 485(b)
|_|   60 days after filing pursuant to Rule 485(a)(1)
|_|   On pursuant to Rule 485(a)(1)
|_|   75 days after filing pursuant to Rule 485(a)(2)
|_|   On pursuant to Rule 485(a)(2)


Title of Securities Being Registered:  Shares of Beneficial Interest.

[LOGO] UBS
       Global Asset Management


UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund

Prospectus

January 28, 2003

This prospectus offers Class A, Class B, Class C and Class Y shares in UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              Not FDIC Insured. May lose value. No bank guarantee.

UBS Securities Trust
--------------------------------------------------------------------------------

Contents


The Funds
What every investor should know about the funds
UBS Enhanced S&P 500 Fund
    Investment Objective, Strategies and Risks ......... Page 3
    Performance ........................................ Page 5
    Expenses and Fee Tables ............................ Page 7
UBS Enhanced Nasdaq-100 Fund
    Investment Objective, Strategies and Risks ......... Page 9
    Performance ........................................ Page 11
    Expenses and Fee Tables ............................ Page 13
More About Risks and Investment Strategies ............. Page 15
Your Investment
Information for managing your fund account
    Managing Your Fund Account ......................... Page 17
    --Flexible Pricing
    --Buying Shares
    --Selling Shares
    --Exchanging Shares
    --Transfer Agent
    --Pricing and Valuation
Additional Information
Additional important information about the funds
    Management ......................................... Page 27
    Dividends and Taxes ................................ Page 30
    Financial Highlights ............................... Page 32
    Appendix ........................................... Page 36
    Where to learn more about UBS mutual funds ......... Back Cover


          The funds are not complete or balanced investment programs.


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

Fund Objective

To seek higher total return over the long term than the S&P 500 Index.

Principal Investment Strategies

The fund seeks to achieve its investment objective by using its sub-advisor's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The fund normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.


Under normal circumstances, the fund invests at least 80% of its net assets in common stocks issued by companies represented in the S&P 500 Index. The fund may invest up to 20% of its net assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its net assets under normal circumstances.


The fund seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this correlation, the fund gives each stock in its portfolio a weighting that is close to its S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so.


The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-advisor. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that


o undervalued securities with improving fundamentals should outperform a given benchmark;

o during different market environments, different factors can become more or less significant; and

o   unintended deviations from the benchmark should be minimized.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that the relative rankings of these stocks may change from month to month.

Principal Risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

o Equity Risk--Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o DSI Proprietary Strategy Risk--DSI's proprietary strategy may not result in outperformance of the S&P 500 Index and may even result in underperformance.


o Derivatives Risk--The fund's investments in derivatives may rise or fall in value more rapidly than the fund's other investments.


o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."



--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------


Performance

Risk/Return Bar Chart and Table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns of the S&P 500 Index, which is unmanaged and therefore, does not reflect any sales charges or expenses.

The table shows returns on a before-tax and after-tax basis for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class A shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------



Total Return on Class A Shares (2001 is the fund's first full calendar year of operations)

    [The following was represented as a bar chart in the printed material.]

                                   Calendar Year
                               ----------------------
                                2001           2002
                                ----           ----
Total Return ..............   -12.26%        -22.69%


Best quarter during years shown: 4th quarter, 2001--10.08%
Worst quarter during years shown: 3rd quarter, 2002--(17.36)%

Average Annual Total Returns
(For the periods ended December 31, 2002)



                                                                                                  Life of
Class (Inception Date)                                                           1 year            Class
--------------------------------------------------------------------------   --------------   --------------
Class A (4/26/00)
 Return Before Taxes .....................................................        (25.00)%         (18.06)%
 Return After Taxes on Distributions .....................................        (25.23)%         (18.22)%
 Return After Taxes on Distributions and Sale of Fund Shares .............        (15.35)%         (13.98)%
Class B (4/26/00)
 Return Before Taxes .....................................................        (25.29)%         (18.04)%
Class C (4/26/00)
 Return Before Taxes .....................................................        (24.34)%         (17.77)%
Class Y (4/26/00)
 Return Before Taxes .....................................................        (22.56)%         (16.90)%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) .......        (22.10)%              *



------------
* Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class A--(16.05)%; Class B--(16.05)%; Class C--(16.05)%; Class Y--(16.05)%.



--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables

Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.



Shareholder Transaction Expenses (fees paid directly from your investment when you buy or sell fund shares)



                                                                      Class A      Class B      Class C      Class Y
                                                                      -------      -------      -------      -------
Maximum Sales Charge (Load) (as a % of offering price) ..........         3%           3%        1.65%         None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
(as a % of offering price) ......................................         3%        None            1%         None
Maximum Deferred Sales Charge (Load) (CDSC)
(as a % of offering price) ......................................      None            3%        0.65%         None
Exchange Fee ....................................................      None         None         None          None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                                     Class A      Class B      Class C     Class Y
                                                                     -------      -------      -------     -------
Management Fees .................................................     0.40%        0.40%        0.40%        0.40%
Distribution and/or Service (12b-1) Fees ........................     0.25         0.65         0.65         None
Other Expenses ..................................................     0.49         0.44         0.43         0.32
                                                                      ----         ----         ----         ----
Total Annual Fund Operating Expenses ............................     1.14%        1.49%        1.48%        0.72%
                                                                      ====         ====         ====         ====
Expense Reimbursements* .........................................     0.16         0.11         0.10           --
                                                                      ----         ----         ----         ----
Net Expenses* ...................................................     0.98%        1.38%        1.38%        0.72%
                                                                      ====         ====         ====         ====


------------

* The fund and UBS Global AM have entered into a written expense reimbursement agreement. UBS Global AM is contractually obligated to reimburse the fund so that the total operating expenses of each class through January 31, 2004 would not exceed 0.98% for Class A, 1.38% for Class B, 1.38% for Class C and 0.73% for Class Y. The fund has agreed to repay UBS Global AM for those reimbursed expenses to the extent that it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels, except for the one-year period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
   Class A .........................................................     $397        $636        $894      $1,631
   Class B (assuming sale of all shares at end of period) ..........      441         660         903       1,589
   Class B (assuming no sale of shares) ............................      141         460         803       1,589
   Class C (assuming sale of all shares at end of period) ..........      304         554         890       1,842
   Class C (assuming no sale of shares) ............................      239         554         890       1,842
   Class Y .........................................................       74         230         401         894



--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Investment Objective, Strategies and Risks

Fund Objective

To seek higher total return over the long term than the Nasdaq-100 Index.

Principal Investment Strategies

The fund seeks to achieve its investment objective by following its sub-advisor's proprietary enhanced Nasdaq-100 strategy to invest primarily in a selection of common stocks that are included in the Nasdaq-100 Index[RegTM] ("Nasdaq-100 Index"). The fund normally invests in a majority of the stocks in the Nasdaq-100 Index and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced Nasdaq-100 strategy. Compared to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.


Under normal circumstances, the fund invests at least 80% of its net assets in common stocks issued by companies represented in the Nasdaq-100 Index. The fund may invest up to 20% of its net assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its net assets under normal circumstances.

The fund seeks to control the risk of its portfolio by maintaining a general correlation between its performance and the performance of the Nasdaq-100 Index over time, but does not expect to maintain as close a correlation as Enhanced S&P 500 Fund does to its benchmark index. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so. As of September 30, 2002, approximately 59.9% of the value of the stocks currently in the Nasdaq-100 Index were in the technology sector, and the fund expects that its investments will reflect a similar concentration in the technology sector.


The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the Nasdaq-100 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.


UBS Global AM, the fund's investment advisor, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-advisor. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that


o undervalued securities with improving fundamentals should outperform a given benchmark;


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

o during different market environments different factors can become more or less significant; and

o  unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced Nasdaq-100 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the Nasdaq-100 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the Nasdaq-100 Index, so that the relative rankings of these stocks may change from month to month.

Principal Risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by the fund are:

o Equity Risk--Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o DSI Proprietary Strategy Risk--DSI's proprietary strategy may not result in outperformance of the Nasdaq-100 Index and may even result in underperformance.

o Technology Sector Risk--The price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices because of their concentration in the technology sector. In addition, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.


o Single Issuer Concentration Risk--Because the fund is non-diversified, it can invest more of its assets in a single isssuer than a diversified fund can and expects to do so as needed generally to follow the Nasdaq-100 Index. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

o Derivatives Risk--The fund's investments in derivatives may rise or fall in value more rapidly than the fund's other investments.


o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Also, the fund is subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."



--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------


Performance

Risk/Return Bar Chart and Table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns of the Nasdaq-100 Index, which is unmanaged and therefore, does not reflect any sales charges or expenses.

The table shows returns on a before-tax and after-tax basis for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and are likely to differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the period. After-tax returns are shown for Class A shares only, and after-tax returns for the other classes will vary.

The fund's past performance, before and after taxes, does not necessarily indicate how the fund will perform in the future.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------



Total Return on Class A Shares (2001 is the fund's first full calendar year of operations)

[The following was represented as a bar chart in the printed material.]

                                   Calendar Year
                               ----------------------
                                2001           2002
                                ----           ----
Total Return ..............    -32.92%        -37.39%



Best quarter during years shown: 4th quarter, 2001--34.57%
Worst quarter during years shown: 3rd quarter, 2001--(36.22)%


Average Annual Total Returns
(For the periods ended December 31, 2002)



                                                                                               Life of
Class (Inception Date)                                                        1 year            Class
-----------------------------------------------------------------------   --------------   --------------
Class A (4/26/00)
 Return Before Taxes ..................................................        (40.78)%         (39.62)%
 Return After Taxes on Distributions ..................................        (40.78)%         (39.62)%
 Return After Taxes on Distributions and Sale of Fund Shares ..........        (25.04)%         (28.49)%
Class B (4/26/00)
 Return Before Taxes ..................................................        (41.01)%         (39.54)%
Class C (4/26/00)
 Return Before Taxes ..................................................        (39.09)%         (39.08)%
Class Y (4/26/00)
 Return Before Taxes ..................................................        (37.21)%         (38.17)%
Nasdaq-100 Index (reflects no deduction for fees, expenses, or taxes) .        (37.53)%              *



------------
* Average annual total returns for the Nasdaq-100 Index for the life of each class shown were as follows: Class A--(37.66)%; Class B--(37.66)%; Class C--(37.66)%; Class Y--(37.66)%.



--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Expenses and Fee Tables


Fees and Expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses (fees paid directly from your investment when you buy or sell fund shares)



                                                                      Class A      Class B      Class C      Class Y
                                                                      -------      -------      -------      -------
Maximum Sales Charge (Load) (as a % of offering price) ..........       5.5%           5%            2%        None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
(as a % of offering price) ......................................       5.5%        None             1%        None
Maximum Deferred Sales Charge (Load) (CDSC)
(as a % of offering price) ......................................      None            5%            1%        None
Exchange Fee ....................................................      None         None          None         None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                                     Class A      Class B      Class C     Class Y
                                                                     -------      -------      -------     -------
Management Fees .................................................     0.75%        0.75%        0.75%        0.75%
Distribution and/or Service (12b-1) Fees ........................     0.25         1.00         1.00         None
Other Expenses ..................................................     0.73         0.87         0.78         0.84
                                                                      ----         ----         ----         ----
Total Annual Fund Operating Expenses ............................     1.73%        2.62%        2.53%        1.59%
                                                                      ====         ====         ====         ====
Expense Reimbursements* .........................................     0.45         0.59         0.50         0.56
                                                                      ----         ----         ----         ----
Net Expenses* ...................................................     1.28%        2.03%        2.03%        1.03%
                                                                      ====         ====         ====         ====


------------

* The fund and UBS Global AM have entered into a written expense reimbursement agreement. UBS Global AM is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2004 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay UBS Global AM for those reimbursed expenses to the extent that it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current levels, except for the one-year period when the fund's expenses are lower due to its agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                        1 year     3 years     5 years     10 years
                                                                       --------   ---------   ---------   ---------
   Class A .........................................................     $673      $1,024      $1,397      $2,443
   Class B (assuming sale of all shares at end of period) ..........      706       1,058       1,538       2,493
   Class B (assuming no sale of shares) ............................      206         758       1,338       2,493
   Class C (assuming sale of all shares at end of period) ..........      404         833       1,388       2,900
   Class C (assuming no sale of shares) ............................      304         833       1,388       2,900
   Class Y .........................................................      105         447         813       1,842



--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS Securities Trust
--------------------------------------------------------------------------------

More About Risks and Investment Strategies

Principal Risks

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock.

DSI Proprietary Strategy Risk. By using DSI's proprietary strategies, each fund seeks to outperform the total return of its benchmark index and to maintain a correlation between the fund's performance and that of the benchmark index in both rising and falling markets. The DSI proprietary strategies, however, may not be successful in selecting a portfolio for a fund that outperforms the total return of its benchmark index. As a result, a fund may not achieve its investment objective and may even underperform relative to its benchmark index. A fund's performance also may deviate from that of its benchmark index due to the daily cash flows to which each fund is subject and which will result in the ongoing purchases and sales of stocks and transactional expenses, including brokerage fees. In addition, each fund must pay fees and expenses that are not borne by an index.


Technology Sector Risk. Enhanced Nasdaq-100 Fund expects to invest in the stocks of companies in the technology sector as necessary generally to reflect the Nasdaq-100 Index's concentration in this sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments. As of September 30, 2002, approximately 59.9% of the value of the stocks underlying the Nasdaq-100 Index was represented by companies in the technology sector, which has shown relatively high volatility in price performance. As a result, both the price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices. In addition, the fund's performance will be more adversely affected by unfavorable developments in the technology industry than if it had a broader range of investments. Individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.



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Single Issuer Concentration Risk. Enhanced Nasdaq-100 Fund is non-diversified.
A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. The fund expects to invest more than 5% of its total assets in the securities of specific companies as needed generally to follow the Nasdaq-100 Index. The identity and capitalization weightings of the companies which represented 5% or more of the Nasdaq-100 Index as of December 31, 2002 were as follows: Microsoft Corporation (12.54%). When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a more diversified fund.


Derivatives Risk. The value of "derivatives"--so called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than the value of other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the assets being hedged.


Foreign Investing Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.


More Information About the Benchmark Indices


The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the fund. S&P 500[RegTM] is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by UBS Global AM.


The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial domestic or international companies listed on the National Market tier of The Nasdaq Stock Market, Inc. ("Nasdaq"). Listing criteria for companies listed on the Nasdaq-100 Index include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years). The Nasdaq-100 Index was created in 1985. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by Nasdaq, and Nasdaq makes no representation regarding the advisability


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of investing in the fund. Nasdaq-100[RegTM] and Nasdaq-100 Index[RegTM] and
Nasdaq[RegTM] are trade or service marks of Nasdaq and have been licensed for use by UBS Global AM.


Managing Your Fund Account

Flexible Pricing

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a rule 12b-1 plan for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.


You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales Charge Waivers for Class A, Class B and Class C Shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.


Class A Shares

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of the purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables.

Enhanced S&P 500 Fund--Class A Sales Charges

                                        Sales Charge as a Percentage of:
                                                                               Reallowance to Selected Dealers as
Amount of Investment                 Offering Price     Net Amount Invested        Percentage of Offering Price
---------------------------------   ----------------   ---------------------   -----------------------------------
Less than $50,000 ...............          3.00%                3.09%                     2.75%
$50,000 to $99,999 ..............          2.50                 2.56                      2.25
$100,000 to $249,999 ............          2.00                 2.04                      1.75
$250,000 to $499,999 ............          1.50                 1.52                      1.25
$500,000 to $999,999 ............          1.25                 1.27                      1.00
$1,000,000 and over (1) .........          None                 None                   Up to 0.50(2)


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Enhanced Nasdaq-100 Fund--Class A Sales Charges


                                             Sales Charge as a Percentage of:
                                                                                           Reallowance to Selected Dealers as
Amount of Investment                   Offering Price           Net Amount Invested           Percentage of Offering Price
--------------------                   --------------           -------------------           ----------------------------
Less than $50,000 ...............           5.50%                       5.82%                               5.00%
$50,000 to $99,999 ..............           4.50                        4.71                                4.00
$100,000 to $249,999 ............           3.50                        3.63                                3.00
$250,000 to $499,999 ............           2.50                        2.56                                2.00
$500,000 to $999,999 ............           2.00                        2.04                                1.75
$1,000,000 and over (1) .........           None                        None                           Up to 1.00(2)


-------------------------

(1) A deferred sales charge of 1% (0.50% for Enhanced S&P 500 Fund) of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this charge. Withdrawals under each fund's Automatic Cash Withdrawal Plan in the first year after purchase of up to 12% of the value of the fund account are not subject to this charge.

(2) UBS Global AM pays 1% (0.50% for Enhanced S&P 500 Fund) to the dealer for sales of greater than $1 million but less than $3 million, 0.75% (0.50% for Enhanced S&P 500 Fund) for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million and 0.25% for sales of $50 million or more.

Class B Shares


Class B shares have a deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.


Class B shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the specified period below, they will automatically convert to Class A shares, which have lower ongoing expenses.


If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:


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Enhanced S&P 500 Fund

                                  Percentage (based on amount of investment)
                                                 by which the
                                    shares' net asset value is multiplied:
                        --------------------------------------------------------------
                                             $100,000        $250,000       $500,000
      If you sell           Less than           to              to             to
     shares within:         $100,000+        $249,999        $499,999       $999,999
----------------------- ---------------- --------------- --------------- -------------
1st year since
   purchase   .........         3%               2%              2%             1%
2nd year since
   purchase   .........         3%               2%              1%             1%
3rd year since
   purchase   .........         2%               1%              1%          None
4th year since
   purchase   .........         2%               1%           None           None
5th year since
   purchase   .........         1%            None            None           None
6th year since
   purchase   .........         1%            None            None           None
7th year since
   purchase   .........      None             None            None           None

-------------------------
+ These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

Enhanced Nasdaq-100 Fund

                                  Percentage (based on amount of investment)
                                                 by which the
                                    shares' net asset value is multiplied:
                        --------------------------------------------------------------
                                             $100,000        $250,000       $500,000
      If you sell           Less than           to              to             to
     shares within:         $100,000+        $249,999        $499,999       $999,999
----------------------- ---------------- --------------- --------------- -------------
1st year since
   purchase   .........         5%               3%              3%             2%
2nd year since
   purchase   .........         4%               2%              2%             1%
3rd year since
   purchase   .........         3%               2%              1%          None
4th year since
   purchase   .........         2%               1%           None           None
5th year since
   purchase   .........         2%            None            None           None
6th year since
   purchase   .........         1%            None            None           None
7th year since
   purchase   .........      None             None            None           None

-------------------------
+ These percentages also apply to purchases made prior to November 5, 2001, regardless of the amount of Class B shares purchased.


If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.


Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase at least $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.


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We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.


To minimize your deferred sales charge, we will assume that you are selling:

o First, Class B shares representing reinvested dividends, and

o Second, Class B shares that you have owned the longest.


Class C Shares


Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is paid at the time of the purchase and is not invested in the fund.


Sales Charge as a Percentage of      Reallowance to
-------------------------------    Selected Dealers as
                    Net Amount        Percentage of
 Offering Price      Invested        Offering Price
----------------   ------------   --------------------
     1.00%            1.01%              1.00%



Class C shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 distribution and service fees for as long as you own your shares.


Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying the applicable percentage by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.


Sales Charge Waivers for Class A, Class B and Class C Shares

Class A Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:


1. Redemptions from any registered mutual fund for which UBS Global AM or any of its affiliates serve as principal underwriter if you:


   o  Originally paid a front-end sales charge on the shares; and

   o  Reinvest the money within 60 days of the redemption date.

The funds' front-end sales charges will also not apply to Class A purchases by or through:


2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which UBS Global AM or any of its affiliates serve as principal underwriter.


3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.


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5.  Broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in the fund's shares, or for otherwise participating in the program.

6. Employees of broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.


7.  Insurance company separate accounts.


8. Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.


9.  Reinvestment of capital gains distributions and dividends.


10. College savings plans organized under Section 529 of the Internal Revenue Code.


11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

    o   you were the Financial Advisor's client at the competing brokerage firm;

    o within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

    o you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class C Front-end Sales Charge Waivers. Front-end sales charges will be waived if you buy Class C shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

o   you were the Financial Advisor's client at the competing brokerage firm;

o within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a deferred sales charge when selling them or held those shares until the deferred sales charge was waived; and

o you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

Class A, Class B and Class C Shares Deferred Sales Charge Waivers. The deferred sales charge will be waived for:


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o   Redemptions of Class A shares by former holders of Class N shares;


o Exchanges between Family Funds ("Family Funds" include other UBS funds, UBS PACE(SM) Select funds and other funds for which UBS Global AM or any of its affiliates serve as principal underwriter), if purchasing the same class of shares;


o Redemptions following the death or disability of the shareholder or beneficial owner;

o   Tax-free returns of excess contributions from employee benefit plans;

o Distributions from employee benefit plans, including those due to plan termination or plan transfer;

o Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions;

o   are limited annually to no more than 12% of the original account value;

o   are made in equal monthly amounts, not to exceed 1% per month;

o the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

o   Redemptions of shares purchased through retirement plans.

Sales Charge Reductions for Class A Shares (Right of Accumulation/Cumulative Quantity Discount)


A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase with certain other Class A shares of Family Funds already owned. To determine if you qualify for a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares as well as those Class A shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares of the funds to determine the front-end sales charge that applies. To qualify for the cumulative quantity discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide UBS Global AM with sufficient information to verify that the purchase qualifies for the privilege or discount.

Note on Sales Charge Waivers for Class A, Class B and Class C Shares

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to UBS Global AM or the fund. For more information, you should contact your investment professional or call 1-800-647 1568. If you want information on the funds' Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.


Class Y Shares


Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following investors are eligible to purchase Class Y shares:

o Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;



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o   Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

o Retirement plan platforms/programs that include the funds' shares if the platform/program covers plan assets of at least $100 million;


o Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

o Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

o Shareholders who owned Class Y shares of a fund through the UBS PACE(SM) Multi Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that fund through the program;

o College savings plans organized under Section 529 of the Internal Revenue Code if shareholder servicing fees are paid exclusively outside of the participating funds; and

o   Other investors as approved by the fund's Board.


Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest for all the classes.

Buying Shares


You can buy the funds' shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement or through the funds' transfer agent as described below.


If you wish to invest in other Family Funds, you can do so by:


o Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM);


o   Buying shares through the transfer agent as described below; or

o   Opening an account by exchanging shares from another Family Fund.


The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.


Minimum Investments:

To open an account ...........  $1,000
To add to an account .........  $  100

Each fund may waive or reduce these amounts for:


o   Employees of UBS Global AM or its affiliates; or


o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.


Market Timers. The interests of a fund's long-term shareholders and a fund's ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These



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factors may hurt the fund's performance and its shareholders. When UBS Global
AM believes frequent trading would have a disruptive effect on the funds' ability to manage its investments, UBS Global AM and the fund may reject purchase orders and exchanges into the fund by any person, group or account that UBS Global AM believes to be a market timer.


Selling Shares

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment.

If you hold your shares through a financial institution, you can sell shares by contacting your investment professional. If you purchased shares through the funds' transfer agent, you may sell them as explained below.


If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.


It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Exchanging Shares


You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other Family Funds (except that you may not exchange shares into the GAM Money Market Account, and Class B shares of the funds are not exchangeable with Class B shares of any of the GAM Funds). You may not exchange Class Y shares.


You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.


You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.


If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the funds' transfer agent, you may exchange your shares as explained below.

A fund may modify or terminate the exchange privilege at any time.


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Transfer Agent


If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.


You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

o   Your name and address;

o   Your account number;

o The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;

o   The dollar amount or number of shares you want to sell and/or exchange; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker-dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent, should be mailed to:


     PFPC Inc.
     Attn.: UBS Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.


You do not have to complete an application when you make additional investments in the same fund.

Pricing and Valuation

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent


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UBS Global Asset Management                                                   25
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UBS Securities Trust
--------------------------------------------------------------------------------

pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value debt securities that will mature in 60 days or less.


The funds may own securities, including some securities that trade primarily in foreign markets, that trade on weekdays or other days on which the funds do not calculate net asset value. As a result, the funds' net asset values may change on days when you will not be able to buy and sell your fund shares. If the funds conclude that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the funds may use fair value methods to reflect those changes. This policy is intended to assure that the funds' net asset values fairly reflect security values as of the time of pricing.



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26                                                   UBS Global Asset Management

UBS Securities Trust
--------------------------------------------------------------------------------

Management


Investment Advisor and Sub-Advisor

UBS Global Asset Management (US) Inc. ("UBS Global AM"), a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of December 31, 2002, UBS Global AM had approximately $72.5 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $403 billion in assets under management as of December 31, 2002. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

DSI International Management, Inc., also an indirect wholly owned subsidiary of UBS, is the sub-advisor for each fund. DSI is located at 301 Merritt 7, Norwalk, Connecticut 06851. As of December 31, 2002, DSI had approximately $4.1 billion in assets under management.


Portfolio Manager

DSI uses a team approach in its quantitative management of each fund's portfolio.

Advisory Fees


The funds pay fees to UBS Global AM for its advisory and administration services at the following annual contract rates, expressed as a percentage of a fund's average daily net assets.


Enhanced S&P 500 Fund ............   0.40%
Enhanced Nasdaq-100 Fund .........   0.75%

Replacement of Sub-Advisor


The funds have received an exemptive order from the SEC that permits the board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

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UBS Securities Trust
--------------------------------------------------------------------------------

Enhanced S&P 500 Fund--Additional Information About DSI


Performance information relating to DSI's proprietary enhanced S&P 500 strategy and the S&P 500 Index is set forth below.

DSI will adhere to its proprietary enhanced S&P 500 strategy in selecting the fund's investments. The composite performance results for all private accounts with discretionary authority managed by DSI using this strategy since October 1, 1996 are provided in the bar chart and table below. These returns assume that all dividends have been reinvested. Because the private accounts and Enhanced S&P 500 Fund invest primarily in stocks included in the S&P 500 Index, returns for the S&P 500 Index also are shown. The S&P 500 Index is an unmanaged index of equity securities that is a measure of the U.S. stock market performance. While the total returns for the S&P 500 Index reflect the reinvestment of dividends, they do not reflect any sales charges or expenses, nor do they reflect transaction costs.


This performance information does not represent historical performance of Enhanced S&P 500 Fund, should not be considered a substitute for the fund's performance and should not be interpreted as predicting the fund's future performance.

The private accounts have investment objectives, policies and investment strategies that are substantially similar to those of the fund. However, private accounts are not subject to certain investment and tax law limitations that are imposed on registered investment companies. These limitations are applicable to the fund and could cause its performance to be lower than that of similarly managed private accounts.


The performance information used in the following tables was obtained from the records maintained by DSI and adjusted by UBS Global AM to reflect the estimated fees and expenses of Enhanced S&P 500 Fund.



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28                                                   UBS Global Asset Management
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UBS Securities Trust
--------------------------------------------------------------------------------

Bar Chart: Composite Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy and Annual Total Returns of S&P 500 Index

[The following was represented as a bar chart in the printed material]


                                                                Calendar Years
                                         --------------------------------------------------------------
                                          1997       1998       1999       2000       2001        2002
                                         -------    -------    -------    ------     ------      ------
DSI Composite Annual Total Returns
  of Similar Accounts* ..................  34.46      29.40      20.08    -10.29     -11.17      -21.71

Annual Total Returns of S&P 500 Index ...  33.35      28.58      21.04     -9.10     -11.88      -22.10


------------
* The bar chart shows the effect on the Composite Annual Returns of Similar Accounts of the estimated annual expenses a Class A shareholder is expected to pay each year. The returns for the other classes of shares offered by the fund would differ because those classes do not have the same expenses. The bar chart does not reflect the effect of sales charges. If it did, the total returns shown would be lower.

Table: Composite Average Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy (adjusted to show the maximum sales load and estimated annual expenses of each class of shares) and Average Annual Total Returns of S&P 500 Index**


 DSI Composite Average Annual Total
Returns of Similar Accounts as of 12/31/02        Class A        Class B        Class C        Class Y      S&P 500 Index
--------------------------------------------   ------------   ------------   ------------   ------------   --------------
One Year ...................................       (25.11)%       (25.49)%       (24.45)%       (22.54)%        (22.10)%
5 years ....................................        (1.71)%        (1.71)%        (1.71)%        (0.86)%         (0.59)%
Life (since 10/1/96) .......................         4.81%          4.92%          4.75%          5.57%           5.50%


------------
** The composite average annual total returns in the table reflects both maximum sales charges for the fund's Class A, B and C shares and the estimated annual expenses the shareholders of Class A, B, C and Y shares are expected to pay each year.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

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UBS Securities Trust
--------------------------------------------------------------------------------

Dividends and Taxes

Dividends

The funds normally declare and pay dividends, if any, annually. The funds distribute substantially all of their gains, if any, annually.


Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.


You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your investment professional (or the funds' transfer agent if you invested in a fund through its transfer agent).


Taxes


The dividends that you receive from the funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before you receive distributions from the account or plan.


When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another Family Fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.


Each fund expects that its dividends will consist primarily of capital gain distributions, although each fund may have income distributions. Distributions of short-term capital gains will be taxed as ordinary income. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than one year. Each fund will tell you annually how you should treat its dividends for tax purposes.



--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


--------------------------------------------------------------------------------

UBS Global Asset Management                                                   31

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UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------

Financial Highlights


The following financial highlights tables are intended to help you understand the funds' financial performance for the life of each class. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with funds' financial statements, are included in the funds' Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647 1568.



                                                                                                        Class A
                                                                                      -------------------------------------------
                                                                                                                  For the Period
                                                                                         For the Years Ended      April 26, 2000+
                                                                                            September 30,             through
                                                                                      --------------------------   September 30,
                                                                                           2002         2001           2000
                                                                                      ------------- ------------ ----------------
Net asset value, beginning of period ................................................   $   7.07      $   9.69      $  10.00
                                                                                        --------      --------      --------
Net investment income (loss) ........................................................       0.04          0.03 @        0.01
Net realized and unrealized losses from investments .................................      (1.53)        (2.61)@       (0.32)
                                                                                        --------      --------      --------
Net decrease from investment operations .............................................      (1.49)        (2.58)        (0.31)
                                                                                        --------      --------      --------
Dividends from net investment income ................................................      (0.01)        (0.02)           --
Distributions from net realized gains from investment transactions ..................         --         (0.02)           --
                                                                                        --------      --------      --------
Total dividends and distributions to shareholders ...................................      (0.01)        (0.04)           --
                                                                                        --------      --------      --------
Net asset value, end of period ......................................................   $   5.57      $   7.07      $   9.69
                                                                                        ========      ========      ========
Total investment return(1) ..........................................................     (21.09)%      (26.77)%       (3.10)%
                                                                                        ========      ========      ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...................................................   $ 11,671      $ 15,526      $  8,197
Expenses to average net assets, net of waivers from advisor .........................       0.98%         0.98%         0.98%*
Expenses to average net assets, before waivers from advisor .........................       1.14%         1.31%         4.29%*
Net investment income (loss) to average net assets, net of waivers from advisor .....       0.53%         0.37%         0.24%*
Net investment income (loss) to average net assets, before waivers from advisor .....       0.37%         0.04%        (3.05)%*
Portfolio turnover ..................................................................         72%           63%           74%


------------
*   Annualized

+   Commencement of operations.
#   Actual amount is less than $(0.005) per share.
@   Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) For the year ended September 30, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.73% for class Y.



--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS Enhanced S&P 500 Fund
--------------------------------------------------------------------------------


Financial Highlights (continued)



                   Class B                                      Class C
--------------------------------------------- --------------------------------------------
                             For the Period                               For the Period
    For the Years Ended      April 26, 2000+     For the Years Ended      April 26, 2000+
       September 30,             through            September 30,             through
---------------------------   September 30,   --------------------------   September 30,
     2002          2001            2000            2002         2001            2000
-------------- ------------ ----------------- ------------- ------------ -----------------
  $    7.04      $  9.68       $ 10.00           $   7.03     $  9.68       $ 10.00
  ---------      -------       -------           --------     -------       -------
       0.01         0.00 @#      (0.01)              0.01        0.00 @#      (0.01)
      (1.52)       (2.62)@       (0.31)             (1.51)      (2.62)@       (0.31)
  ----------     -------       -------           --------     -------       -------
      (1.51)       (2.62)        (0.32)             (1.50)      (2.62)        (0.32)
  ----------     -------       -------           --------     -------       -------
         --           --            --                 --       (0.01)           --
         --        (0.02)           --                 --       (0.02)           --
  ----------     -------       -------           --------     -------       -------
         --        (0.02)           --                 --       (0.03)           --
  ----------     -------       -------           --------     -------       -------
  $    5.53      $  7.04       $  9.68           $   5.53     $  7.03       $  9.68
  ==========     =======       =======           ========     =======       =======
     (21.45)%     (27.13)%       (3.20)%           (21.34)%    (27.16)%       (3.20)%
  ==========   =========       =======           ========     =======       =======
  $   8,865    $   9,596       $ 7,735           $  7,382     $ 7,796       $ 3,954
       1.38%        1.38%         1.38%*             1.38%       1.38%         1.38%*
       1.49%        1.80%         4.88%*             1.48%       1.75%         4.88%*
       0.13%       (0.05)%       (0.20)%*            0.14%      (0.04)%       (0.21)%*
       0.02%       (0.47)%       (3.70)%*            0.04%      (0.41)%       (3.71)%*
         72%          63%           74%                72%         63%           74%

                     Class Y
 -----------------------------------------------
                                 For the Period
      For the Years Ended        April 26, 2000+
         September 30,               through
 ------------------------------   September 30,
        2002           2001           2000
 ----------------- ------------ ----------------
    $     7.09       $  9.71       $   10.00
    ----------       -------       ---------
          0.05          0.05 @          0.01
         (1.52)        (2.63)@         (0.30)
    ----------       -------       ---------
         (1.47)        (2.58)          (0.29)
    ----------       -------       ---------
         (0.03)        (0.02)             --
            --         (0.02)             --
    ----------       -------       ---------
         (0.03)        (0.04)             --
    ----------       -------       ---------
     $    5.59       $  7.09       $    9.71
    ==========       =======       =========
        (20.86)%      (26.65)%         (2.90)%
    ==========       =======       =========
    $   20,784       $21,235       $     615
          0.73%         0.73%           0.73%*
          0.72%(2)      0.76%           4.23%*
          0.78%         0.67%           0.41%*
          0.79%(2)      0.64%          (3.09)%*
            72%           63%             74%



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UBS Global Asset Management                                                   33

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------


Financial Highlights (continued)



                                                                                              Class A
                                                                          -----------------------------------------------
                                                                                                          For the Period
                                                                              For the Years Ended         April 26, 2000+
                                                                                 September 30,                through
                                                                          ----------------------------     September 30,
                                                                               2002           2001             2000
                                                                          -------------   ------------   ----------------
Net asset value, beginning of period ..................................     $   3.24        $   9.83        $  10.00
                                                                            --------        --------        --------
Net investment loss ...................................................        (0.05)          (0.07)@         (0.04)
Net realized and unrealized losses from investments ...................        (0.87)          (6.52)@         (0.13)
                                                                            --------        --------        --------
Net decrease from investment operations ...............................        (0.92)          (6.59)          (0.17)
                                                                            --------        --------        --------
Net asset value, end of period ........................................     $   2.32        $   3.24        $   9.83
                                                                            ========        ========        ========
Total investment return(1) ............................................       (28.40)%        (67.04)%         (1.70)%
                                                                            ========        ========        ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................................     $  7,791        $ 12,187        $ 25,301
Expenses to average net assets, net of waivers from advisor ...........         1.28%           1.28%           1.28%*
Expenses to average net assets, before waivers from advisor ...........         1.73%           1.62%           2.07%*
Net investment loss to average net assets, net of waivers from advisor         (1.21)%         (1.21)%         (1.25)%*
Net investment loss to average net assets, before waivers from advisor         (1.66)%         (1.55)%         (2.04)%*
Portfolio turnover ....................................................           22%             29%              5%


------------
*   Annualized

+   Commencement of operations.
@   Calculated using the average monthly shares outstanding for the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.



--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund
--------------------------------------------------------------------------------


Financial Highlights (concluded)



                   Class B                                      Class C
--------------------------------------------- --------------------------------------------
                             For the Period                               For the Period
    For the Years Ended      April 26, 2000+     For the Years Ended      April 26, 2000+
       September 30,             through            September 30,             through
---------------------------   September 30,   --------------------------   September 30,
     2002          2001            2000            2002         2001            2000
-------------- ------------ ----------------- ------------- ------------ -----------------
  $     3.21    $    9.80      $   10.00        $    3.21    $    9.80      $   10.00
  ----------    ---------      ---------        ---------    ---------      ---------
       (0.08)       (0.11)@        (0.06)           (0.08)       (0.11)@        (0.06)
       (0.86)       (6.48)@        (0.14)           (0.86)       (6.48)@        (0.14)
  ----------    ---------      ---------        ---------    ---------      ---------
       (0.94)       (6.59)         (0.20)           (0.94)       (6.59)         (0.20)
  ----------    ---------      ---------        ---------    ---------      ---------
  $     2.27    $    3.21      $    9.80        $    2.27    $    3.21      $    9.80
  ==========    =========      =========        =========    =========      =========
      (29.28)%     (67.24)%        (2.00)%         (29.28)%     (67.24)%        (2.00)%
  ==========    =========      =========        =========    =========      =========
  $    9,662    $  16,299       $ 37,714        $   8,211    $  13,663       $ 24,012
        2.03%        2.03%          2.03%*           2.03%        2.03%          2.03%*
        2.62%        2.42%          2.82%*           2.53%        2.36%          2.82%*
       (1.96)%      (1.96)%        (2.00)%*         (1.96)%      (1.96)%        (2.00)%*
       (2.55)%      (2.35)%        (2.79)%*         (2.46)%      (2.29)%        (2.79)%*
          22%          29%             5%              22%          29%             5%

                  Class Y
-------------------------------------------
                            For the Period
   For the Years Ended      April 26, 2000+
      September 30,             through
--------------------------   September 30,
     2002         2001           2000
------------- ------------ ----------------
  $    3.25    $    9.84      $   10.00
  ---------    ---------      ---------
      (0.02)       (0.05)@        (0.03)
      (0.90)       (6.54)@        (0.13)
  ---------    ---------      ---------
      (0.92)       (6.59)         (0.16)
  ---------    ---------      ---------
   $   2.33    $    3.25      $    9.84
  =========    =========      =========
     (28.31)%     (66.97)%        (1.60)%
  =========    =========      =========
  $     548    $   1,151       $  1,740
       1.03%        1.03%          1.03%*
       1.59%        1.40%          2.02%*
      (0.96)%      (0.96)%        (1.00)%*
      (1.52)%      (1.33)%        (1.99)%*
         22%          29%             5%



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   35

UBS Securities Trust
--------------------------------------------------------------------------------

Appendix


Additional Information Concerning the S&P 500 Index. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to UBS Global AM or the fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to UBS Global AM or the fund. S&P has no obligation to take the needs of UBS Global AM or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the fund or the marketing or sale of the fund's shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund or its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the Nasdaq-100 Index. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the fund. The Corporations make no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Nasdaq-100 Index[RegTM] to track general stock market performance. The Corporations' only relationship to the fund or UBS Global AM is in the licensing of the Nasdaq-100[RegTM], Nasdaq-100 Index[RegTM], and Nasdaq[RegTM] trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index[RegTM] which is determined, composed and calculated by Nasdaq without regard to the fund or UBS Global AM. Nasdaq has no obligation to take the needs of UBS Global AM or the shareholders of the fund into consideration in determining, composing or calculating the Nasdaq-100 Index[RegTM]. The Corporations are not responsible for and have not participated in the timing of the issuance or sale of the fund's



--------------------------------------------------------------------------------
36                                                   UBS Global Asset Management

UBS Securities Trust
--------------------------------------------------------------------------------

shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the fund's shares.


The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index[RegTM] or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by UBS Global AM, the shareholders of the fund or any other person or entity from the use of the Nasdaq-100 Index[RegTM] or any data included therein. The Corporations make no express or implies warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index[RegTM] or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   37

Ticker Symbol:


Enhanced S&P 500 Fund Class:        A: PESAX
                                    B: PESBX
                                    C: PESCX
                                    Y: PESYX
Enhanced Nasdaq-100 Fund Class:     A: PWNAX
                                    B: PWNBX
                                    C: PWNCX
                                    Y: PWNYX


If you want more information about the funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.


You may discuss your questions about the funds by contacting your investment professional. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647 1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the funds:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov


UBS Securities Trust
--UBS Enhanced S&P 500 Fund
--UBS Enhanced Nasdaq-100 Fund

Investment Company Act File No. 811-09745


(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS
       Global Asset Management

UBS Enhanced S&P 500 Fund

UBS Enhanced Nasdaq-100 Fund

Prospectus


January 28, 2003

            UBS Enhanced S&P 500 Fund UBS Enhanced Nasdaq-100 Fund

                              51 West 52nd Street

                         New York, New York 10019-6114


                      STATEMENT OF ADDITIONAL INFORMATION


     UBS Enhanced S&P 500 Fund is a diversified series of UBS Securities Trust ("Trust") and UBS Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware business trust.

     UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, serves as the investment advisor, administrator and principal underwriter for each fund. UBS Global AM has appointed an affiliated investment advisor, DSI International Management, Inc. ("DSI" or "sub-advisor"), to serve as sub-advisor for each fund's investments. As principal underwriter for the funds, UBS Global AM selects dealers for the sale of fund shares.

     Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report without charge by calling the fund toll-free 1-800-647 1568.

     This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated January 28, 2003. A copy of the Prospectus may be obtained by calling your investment professional or by calling the funds toll-free at 1-800-647 1568. This SAI is dated January 28, 2003.


                               TABLE OF CONTENTS


                                                                                           Page
                                                                                          -----
   The Funds and Their Investment Policies ............................................     2
   The Funds' Investments, Related Risks and Limitations ..............................     3
   Strategies Using Derivative Instruments ............................................     8
   Organization of the Trust; Trustees and Officers; Principal Holders and Management
    Ownership of Securities ...........................................................    14
   Investment Advisory, Administration and Principal Underwriting Arrangements ........    24
   Portfolio Transactions .............................................................    29
   Reduced Sales Charges, Additional Purchase, Exchange and Redemption Information; and
    Other Services ....................................................................    31
   Conversion of Class B Shares .......................................................    33
   Valuation of Shares ................................................................    34
   Performance Information ............................................................    34
   Taxes ..............................................................................    36
   Other Information ..................................................................    38
   Financial Statements ...............................................................    40

                    THE FUNDS AND THEIR INVESTMENT POLICIES

     Neither fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Enhanced S&P 500 Fund has an investment objective of higher total return over the long term than the S&P 500 Index. The fund seeks to achieve its objective by investing primarily in a selection of common stocks that are included in the S&P 500 Index and weights its holdings of individual stocks based on its sub-advisor's proprietary enhanced S&P 500 strategy. The fund normally invests in approximately 250 to 500 stocks. Relative to the stock weightings in the S&P 500 Index, the fund overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

     The fund seeks to control the risk of its portfolio by maintaining an overall close correlation of at least 95% between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this close correlation, the fund gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry sector weighting and market capitalization.


     DSI monitors the fund's performance relative to the S&P 500 Index at least weekly. At least monthly, DSI reviews the fund's stock holdings and rebalances the fund's portfolio by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, DSI also buys or sells stocks for the fund to reflect the revised rankings.

     Under normal circumstances, the fund invests at least 80% of its net assets in common stocks issued by companies represented in the S&P 500 Index. The fund may invest up to 20% of its net assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its net assets under normal circumstances. The fund will interpret these new policies as if the following phrase appeared immediately after the words "net assets:" "(plus the amount of any borrowing for investment purposes)." The fund has adopted these changes as "non-fundamental" policies. This means that these investment policies may be changed by the fund's board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

     The fund may invest in U.S. dollar denominated foreign securities that are included in the S&P 500 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market. The fund may invest up to 15% of its net assets in illiquid securities. It may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its assets. The fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including reverse repurchase agreements. See "The Funds' Investments, Related Risks and Limitations--Investment Limitations of the Funds" for more information regarding borrowings. The fund also may invest in securities of other investment companies and may sell securities short "against the box."


     Enhanced Nasdaq-100 Fund has an investment objective of higher total return over the long term than the Nasdaq-100 Index. The fund seeks to achieve its objective by investing primarily in the common stocks that are included in the Nasdaq-100 Index and weighting its holdings of individual stocks based on its sub-advisor's proprietary enhanced Nasdaq-100 strategy. The fund normally invests in a majority of the stocks in the Nasdaq-100 Index. Relative to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that the model ranks positively and underweights stocks that the model ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.

     The fund seeks to control the risk of its portfolio by maintaining a general correlation of at least 90% between its performance and the performance of the Nasdaq-100 Index over time, with a relatively low tracking error. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry sector weighting and market capitalization.

     DSI monitors the fund's performance relative to the Nasdaq-100 Index at least weekly. At least monthly, DSI reviews the fund's stock holdings and rebalances the fund's portfolio by increasing the weightings of the stocks that are more highly ranked by its model and reducing the weightings of the lower ranked stocks. If appropriate, DSI also buys or sells stocks for the fund to reflect the revised rankings. If the Nasdaq-100 Index concentrates in a particular industry sector, the fund also will concentrate its assets in that sector. If the Nasdaq-100 Index ceases to concentrate in a particular industry sector, DSI would rebalance the fund's assets so that it also would cease to concentrate in that sector. The fund also expects to invest more than 5% of its total assets in the stocks of specific companies as needed generally to follow the weightings of those stocks in the Nasdaq-100 Index. The fund would not do so, however, if the investment would cause it to fail to qualify as a regulated investment company under the Internal Revenue Code.

     Under normal circumstances, the fund invests at least 80% of its net assets in common stocks issued by companies represented in the Nasdaq-100 Index. The fund may invest up to 20% of its net assets in cash or money market instruments, although it expects these investments will represent a much smaller portion of its net assets under normal circumstances. The fund will interpret these new policies as if the following phrase appeared immediately after the words "net assets:" "(plus the amount of any borrowing for investment purposes)." The fund has adopted these changes as "non-fundamental" policies. This means that these investment policies may be changed by the fund's board without shareholder approval. However, the fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

     The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index and traded on recognized U.S. exchanges or in the U.S. over-the-counter market. The fund may invest up to 15% of its net assets in illiquid securities. It may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its assets. The fund may borrow money for temporary or emergency purposes in an amount up to 33 1/3% of its total assets, including reverse repurchase agreements. See "The Funds' Investments, Related Risks and Limitations--Investment Limitations of the Funds" for more information regarding borrowing. The fund also may invest in securities of other investment companies and may sell securities short "against the box."


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

     Equity Securities. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

     Preferred stock has certain fixed income features, like a bond, but is actually an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

     While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

     Investing in Foreign Securities. A fund may invest in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     A fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

     ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

     Investment income and realized gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

     Illiquid Securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those which the sub-advisor has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by a fund will be considered illiquid unless the options are sold to qualified dealers who agree that the fund may repurchase them at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.


     Not all restricted securities are illiquid. If a fund holds foreign securities that are freely tradable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and a fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to the sub-advisor pursuant to guidelines approved by the board. The sub-advisor takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). UBS Global AM and the sub-advisor monitor the liquidity of restricted securities in each fund's portfolio and report periodically on such decisions to the board.

     UBS Global AM and the sub-advisor also monitor each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason, (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), UBS Global AM and the sub-advisor will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances, and UBS Global AM and the sub-advisor, with the concurrence of the board, may determine that it is in the best interests of the fund and its shareholders to continue to hold the illiquid securities.


     Money Market Instruments. Money market instruments in which a fund may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances); interest-bearing savings deposits in U.S. commercial banks and savings associations; commercial paper and other short-term corporate obligations; variable- and floating-rate securities; and repurchase agreements; and securities of other investment companies that invest exclusively in money market instruments and similar private investment vehicles. In addition, a fund may hold cash and may invest in participation interests in the money market securities mentioned above to the extent that it is permitted to invest in money market instruments.

     U.S. Government Securities. Government securities in which a fund may invest include direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Among the U.S. government securities that may be held by a fund are instruments that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the government-related issuer.

     Repurchase Agreements. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts."

     Counterparties. A fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the funds' board, monitors and evaluates the creditworthiness of the parties with which the fund does business.

     When-Issued and Delayed Delivery Securities. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for "delayed delivery," i.e., for issuance or delivery to or by a fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment. A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. A fund may sell the right to acquire the security prior to delivery if the sub-advisor deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts."

     Lending of Portfolio Securities. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. A fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in that fund's interest.

     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS Warburg LLC ("UBS Warburg"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Warburg for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Warburg acted as lending agent. UBS Warburg and other affiliated broker-dealers have also been approved as borrowers under each fund's securities lending program.


     Short Sales "Against the Box." Short sales of securities a fund owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns are known as short sales "against the box". To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and a fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, a fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

     A fund might make a short sale "against the box" to hedge against market risks when the sub-advisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in a fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities a fund owns, either directly or indirectly, and in the case where a fund owns convertible securities, changes in the investment value or conversion premiums of such securities.

     Segregated Accounts. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

     Investments in Other Investment Companies. Each fund may invest in securities of other investment companies, subject to limitations under the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations generally restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investment in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including the shares of other investment companies. A fund may invest in the shares of other investment companies when, in the judgment of its sub-advisor, the potential benefits of the investment outweight the payment of any management fees and expenses.


Investment Limitations of the Funds

     Fundamental Limitations. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowing limitation in fundamental limitation (2), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities and provided that the fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the weighting of that particular industry in its benchmark index.

     (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.


     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     In addition, Enhanced S&P 500 Fund will not:

     (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental limitation: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     Non-Fundamental Limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) invest more than 15% of its net assets in illiquid securities.

     (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (5) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act or under the terms of an exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                    STRATEGIES USING DERIVATIVE INSTRUMENTS

     General Description of Derivative Instruments. The funds may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, a fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the funds are described below.

     A fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If the sub-advisor is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a fund may have lower net income and a net loss on the investment.

     Options on Equity and Debt Securities--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

     Options on Securities Indices--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

     Securities Index Futures Contracts--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, a contract is closed out prior to its expiration date.

     Interest Rate Futures Contracts--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     Options on Futures Contracts--Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     General Description of Strategies Using Derivative Instruments. A fund may use Derivative Instruments to simulate investment in its benchmark index while retaining a cash balance for management purposes, such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses. As part of its use of Derivative Instruments for cash management purposes, a fund may attempt to reduce the risk of adverse price movements ("hedge") in the securities of its benchmark index while investing cash received from investor purchases of fund shares or selling securities to meet shareholder redemptions. A fund may also use Derivative Instruments to reduce transaction costs and to facilitate trading.

     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when the sub-advisor believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when the sub-advisor believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors. Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums.

     Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

     The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

     In addition to the products, strategies and risks described below and in each fund's Prospectus, the funds' sub-advisor may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. The sub-advisor may use these opportunities for a fund to the extent that they are consistent with a fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     Special Risks of Strategies Using Derivative Instruments. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon the ability of a fund's investment sub-advisor to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While the sub-advisor is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because the sub-advisor projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, a fund could suffer a loss. In either such case, a fund would have been in a better position had it not hedged at all.

     (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If a fund were unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

     Cover for Strategies Using Derivative Instruments. Transactions using Derivative Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or a fund's ability to meet redemption requests or other current obligations.

     Options. Each fund may purchase put and call options, and write (sell) covered put or call options on equity and debt securities and stock indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investments, Related Risks and Limitations--Illiquid Securities."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on debt securities are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

     A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

     The funds' ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

     If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the a could cause material losses because that fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

     Futures. The funds may purchase and sell stock index futures contracts and interest rate future contracts. A fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

     A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of futures or related options can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Limitation on the Use of Futures and Related Options. A fund's use of futures and related options is governed by the following guideline, which can be changed by the board without shareholder vote:


     (1) The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money," may not exceed 5% of a fund's net assets.

     (2) The aggregate premiums paid on all options (including options on securities, securities indices and futures contracts) purchased by the funds that are held at any time will not exceed 20% of its net assets.

     (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the fund will not exceed 5% of its total assets.

      ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS
                    AND MANAGEMENT OWNERSHIP OF SECURITIES


     The Trust was organized on December 23, 1999 as a statutory trust under the laws of Delaware and currently has two operating series. The Trust is authorized to issue an unlimited number of shares of beneficial interest of each existing or future series, par value of $0.001 per share.

     The Trust is governed by a board of trustees, which oversees the Trust's operations and which is authorized to establish additional series. The tables below show, for each trustee (sometimes referred to as "board member") and executive officer, his or her name, address and age, the position held with the Trust, the length of time served as trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by such trustee.

INTERESTED TRUSTEES



                                          Term of
                          Position(s)   Office+ and
                           Held with     Length of
Name, Address, and Age       Trust      Time Served
------------------------ ------------- -------------
Margo N. Alexander*++;      Trustee     Since 1999
55

E. Garrett Bewkes,        Trustee and   Since 1999
Jr.**++; 76               Chairman of
                              the
                           Board of
                           Trustees

                                                                         Number of
                                       Principal                       Portfolios in                  Other
                                     Occupation(s)                     Fund Complex               Directorships
Name, Address, and Age            During Past 5 Years               Overseen by Trustee          Held by Trustee
------------------------ ------------------------------------ ------------------------------ -----------------------
Margo N. Alexander*++;   Mrs. Alexander is an executive       Mrs. Alexander is a director   None
55                       vice president of UBS                or trustee of 20 investment
                         PaineWebber (since March 1984).      companies (consisting of 41
                         She was chief executive officer of   portfolios) for which UBS
                         UBS Global AM from January           Global AM or one of its
                         1995 to October 2000, a director     affiliates serves as
                         (from January 1995 to September      investment advisor, sub-
                         2001) and chairman (from March       advisor or manager.
                         1999 to September 2001).

E. Garrett Bewkes,       Mr. Bewkes serves as a consultant    Mr. Bewkes is a director or    Mr. Bewkes is also a
Jr.**++; 76              to UBS PaineWebber (since May        trustee of 34 investment       director of Interstate
                         1999). Prior to November 2000, he    companies (consisting of 55    Bakeries Corporation.
                         was a director of Paine Webber       portfolios) for which UBS
                         Group Inc. ("PW Group," formerly     Global AM or one of its
                         the holding company of UBS           affiliates serves as
                         PaineWebber and UBS Global           investment advisor, sub-
                         AM) and prior to 1996, he was a      advisor or manager.
                         consultant to PW Group. Prior to
                         1988, he was chairman of the
                         board, president and chief
                         executive officer of American
                         Bakeries Company.

INDEPENDENT TRUSTEES



                                            Term of
                            Position(s)   Office+ and
                             Held with     Length of
Name, Address, and Age         Trust      Time Served
-------------------------- ------------- -------------
Richard Q. Armstrong; 67      Trustee    Since 1999
R.Q.A. Enterprises
One Old Church Road --
Unit # 6
Greenwich, CT 06830

David J. Beaubien; 68         Trustee    Since 2001
101 Industrial Road
Turners Falls, MA 01376

                                                                             Number of
                                          Principal                        Portfolios in                    Other
                                        Occupation(s)                       Fund Complex                Directorships
Name, Address, and Age               During Past 5 Years                Overseen by Trustee            Held by Trustee
-------------------------- -------------------------------------- ------------------------------- ------------------------
Richard Q. Armstrong; 67   Mr. Armstrong is chairman and          Mr. Armstrong is a director     Mr. Armstrong is also a
R.Q.A. Enterprises         principal of R.Q.A. Enterprises        or trustee of 20 investment     director of AlFresh
One Old Church Road --     (management consulting firm)           companies (consisting of 41     Beverages Canada, Inc.
Unit # 6                   (since April 1991 and principal        portfolios) for which UBS       (a Canadian Beverage
Greenwich, CT 06830        occupation since March 1995). Mr.      Global AM or one of its         subsidiary of AlFresh
                           Armstrong was chairman of the          affiliates serves as            Foods Inc.) (since
                           board, chief executive officer and     investment advisor, sub-        October 2000).
                           co-owner of Adirondack Beverages       advisor or manager.
                           (producer and distributor of soft
                           drinks and sparkling/still waters)
                           (October 1993-March 1995). He
                           was a partner of The New England
                           Consulting Group (management
                           consulting firm) (December 1992-
                           September 1993). He was
                           managing director of LVMH U.S.
                           Corporation (U.S. subsidiary of the
                           French luxury goods conglomerate,
                           Louis Vuitton Moet Hennessey
                           Corporation) (1987-1991) and
                           chairman of its wine and spirits
                           subsidiary, Schieffelin & Somerset
                           Company (1987-1991).

David J. Beaubien; 68      Mr. Beaubien is chairman of            Mr. Beaubien is a director or   Mr. Beaubien is also a
101 Industrial Road        Yankee Environmental Systems,          trustee of 20 investment        director of IEC
Turners Falls, MA 01376    Inc., a manufacturer of                companies (consisting of 41     Electronics, Inc., a
                           meteorological measuring systems.      portfolios) for which UBS       manufacturer of
                           Prior to January 1991, he was          Global AM or one of its         electronic assemblies.
                           senior vice president of EG&G,         affiliates serves as
                           Inc., a company which makes and        investment advisor, sub-
                           provides a variety of scientific and   advisor or manager.
                           technically oriented products and
                           services. From 1985 to January
                           1995, Mr. Beaubien served as a
                           director or trustee on the boards of
                           the Kidder, Peabody & Co.
                           Incorporated mutual funds.

                                           Term of
                           Position(s)   Office+ and
                            Held with     Length of
Name, Address, and Age        Trust      Time Served
------------------------- ------------- -------------
Richard R. Burt; 55          Trustee    Since 1999
1275 Pennsylvania Ave.,
N.W.
Washington, D.C. 20004

Meyer Feldberg; 60           Trustee    Since 1999
Columbia University
101 Uris Hall
New York, New York
10027

George W. Gowen; 73          Trustee    Since 1999
666 Third Avenue
New York, New York
10017

William W. Hewitt,           Trustee    Since 2001
Jr.***; 74
c/o UBS Global Asset
Management (US) Inc.
51 West 52nd Street
New York, New York
10019-6114

                                                                             Number of
                                          Principal                        Portfolios in                    Other
                                        Occupation(s)                       Fund Complex                Directorships
Name, Address, and Age               During Past 5 Years                Overseen by Trustee            Held by Trustee
------------------------- ---------------------------------------- ----------------------------- --------------------------
Richard R. Burt; 55       Mr. Burt is chairman of Diligence        Mr. Burt is a director or     Mr. Burt is also a
1275 Pennsylvania Ave.,   LLC (international information and       trustee of 20 investment      director of Hollinger
N.W.                      security firm) and IEP Advisors          companies (consisting of 41   International Inc.
Washington, D.C. 20004    (international investments and           portfolios) for which UBS     (publishing), The Central
                          consulting firm). He was the chief       Global AM or one of its       European Fund, Inc., The
                          negotiator in the Strategic Arms         affiliates serves as          Germany Fund, Inc., IGT,
                          Reduction Talks with the former          investment advisor, sub-      Inc. (provides technology
                          Soviet Union (1989-1991) and the         advisor or manager.           to gaming and wagering
                          U.S. Ambassador to the Federal                                         industry) (since July
                          Republic of Germany (1985-1989).                                       1999) and chairman of
                          From 1991-1994, he served as a                                         Weirton Steel Corp.
                          partner of McKinsey & Company                                          (makes and finishes steel
                          (management consulting firm).                                          products) (since April
                                                                                                 1996). He is also a
                                                                                                 director or trustee of
                                                                                                 funds in the Scudder
                                                                                                 Mutual Funds Family
                                                                                                 (consisting of 47
                                                                                                 portfolios).

Meyer Feldberg; 60        Mr. Feldberg is Dean and Professor       Dean Feldberg is a director   Dean Feldberg is also a
Columbia University       of Management of the Graduate            or trustee of 34 investment   director of Primedia Inc.
101 Uris Hall             School of Business, Columbia             companies (consisting of 55   (publishing), Federated
New York, New York        University. Prior to 1989, he was        portfolios) for which UBS     Department Stores, Inc.
10027                     president of the Illinois Institute of   Global AM or one of its       (operator of department
                          Technology.                              affiliates serves as          stores), Revlon, Inc.
                                                                   investment advisor, sub-      (cosmetics), Select
                                                                   advisor or manager.           Medical Inc. (healthcare
                                                                                                 services) and SAPPI, Ltd.
                                                                                                 (producer of paper).

George W. Gowen; 73       Mr. Gowen is a partner in the law        Mr. Gowen is a director or    None
666 Third Avenue          firm of Dunnington, Bartholow &          trustee of 34 investment
New York, New York        Miller. Prior to May 1994, he was        companies (consisting of 55
10017                     a partner in the law firm of Fryer,      portfolios) for which UBS
                          Ross & Gowen.                            Global AM or one of its
                                                                   affiliates serves as
                                                                   investment advisor, sub-
                                                                   advisor or manager.

William W. Hewitt,        Mr. Hewitt is retired. From 1990 to      Mr. Hewitt is a director or   Mr. Hewitt is also a
Jr.***; 74                January 1995, Mr. Hewitt served as       trustee of 20 investment      director or trustee of
c/o UBS Global Asset      a director or trustee on the boards      companies (consisting of 41   Guardian Life Insurance
Management (US) Inc.      of the Kidder, Peabody & Co.             portfolios) for which UBS     Company Mutual Funds
51 West 52nd Street       Incorporated mutual funds. From          Global AM or one of its       (consisting of 19
New York, New York        1986-1988, he was an executive           affiliates serves as          portfolios).
10019-6114                vice president and director of           investment advisor, sub-
                          mutual funds, insurance and trust        advisor or manager.
                          services of Shearson Lehman
                          Brothers Inc. From 1976-1986, he
                          was president of Merrill Lynch
                          Funds Distributor, Inc.

                                          Term of
                          Position(s)   Office+ and
                           Held with     Length of
Name, Address, and Age       Trust      Time Served
------------------------ ------------- -------------
Morton L. Janklow; 72       Trustee    Since 2001
445 Park Avenue
New York, New York
10022

Frederic V. Malek; 66       Trustee    Since 1999
1455 Pennsylvania
Avenue, N.W.
Suite 350
Washington, D.C. 20004

Carl W. Schafer; 67         Trustee    Since 1999
66 Witherspoon Street
#1100
Princeton, NJ 08542

                                                                          Number of
                                       Principal                        Portfolios in                    Other
                                     Occupation(s)                      Fund Complex                 Directorships
Name, Address, and Age            During Past 5 Years                Overseen by Trustee            Held by Trustee
------------------------ ------------------------------------- ------------------------------ ---------------------------
Morton L. Janklow; 72    Mr. Janklow is senior partner of      Mr. Janklow is a director or   None
445 Park Avenue          Janklow & Nesbit Associates, an       trustee of 20 investment
New York, New York       international literary agency         companies (consisting of 41
10022                    representing leading authors in       portfolios) for which UBS
                         their relationships with publishers   Global AM or one of its
                         and motion picture, television and    affiliates serves as
                         multi-media companies, and of         investment advisor, sub-
                         counsel to the law firm of Janklow    advisor or manager.
                         & Ashley.

Frederic V. Malek; 66    Mr. Malek is chairman of Thayer       Mr. Malek is a director or     Mr. Malek is also a
1455 Pennsylvania        Capital Partners (merchant bank)      trustee of 20 investment       director of Aegis
Avenue, N.W.             and chairman of Thayer Hotel          companies (consisting of 41    Communications, Inc.
Suite 350                Investors III, Thayer Hotel           portfolios) for which UBS      (tele-services), American
Washington, D.C. 20004   Investors II and Lodging              Global AM or one of its        Management Systems,
                         Opportunities Fund (hotel             affiliates serves as           Inc. (management
                         investment partnerships). From        investment advisor, sub-       consulting and computer
                         January 1992 to November 1992,        advisor or manager.            related services),
                         he was campaign manager of                                           Automatic Data
                         Bush-Quayle '92. From 1990 to                                        Processing, Inc.
                         1992, he was vice chairman and,                                      (computing services), CB
                         from 1989 to 1990, he was                                            Richard Ellis, Inc. (real
                         president of Northwest Airlines                                      estate services), FPL
                         Inc. and NWA Inc. (holding                                           Group, Inc. (electric
                         company of Northwest Airlines                                        services), Manor Care,
                         Inc.). Prior to 1989, he was                                         Inc. (health care), and
                         employed by the Marriott                                             Northwest Airlines Inc.
                         Corporation (hotels, restaurants,
                         airline catering and contract
                         feeding), where he most recently
                         was an executive vice president
                         and president of Marriott Hotels
                         and Resorts.

Carl W. Schafer; 67      Mr. Schafer is president of the       Mr. Schafer is a director or   Mr. Schafer is also a
66 Witherspoon Street    Atlantic Foundation (charitable       trustee of 20 investment       director of Labor Ready,
#1100                    foundation). Prior to January 1993,   companies (consisting of 41    Inc. (temporary
Princeton, NJ 08542      he was chairman of the Investment     portfolios) for which UBS      employment), Roadway
                         Advisory Committee of the             Global AM or one of its        Corp. (trucking),
                         Howard Hughes Medical Institute.      affiliates serves as           Guardian Life Insurance
                                                               investment advisor, sub-       Company Mutual Funds
                                                               advisor or manager.            (consisting of 19
                                                                                              portfolios), the Harding,
                                                                                              Loevner Funds
                                                                                              (consisting of 4
                                                                                              portfolios), E.I.I. Realty
                                                                                              Securities Trust
                                                                                              (investment company)
                                                                                              and Frontier Oil
                                                                                              Corporation.

                                          Term of
                          Position(s)   Office+ and
                           Held with     Length of
Name, Address, and Age       Trust      Time Served
------------------------ ------------- -------------
William D. White; 69        Trustee     Since
P.O. Box 199                            2001
Upper Black Eddy, PA
18972

                                                                         Number of
                                       Principal                       Portfolios in              Other
                                     Occupation(s)                     Fund Complex           Directorships
Name, Address, and Age            During Past 5 Years               Overseen by Trustee      Held by Trustee
------------------------ ------------------------------------- ---------------------------- ----------------
William D. White; 69     Mr. White is retired. From            Mr. White is a director or   None
P.O. Box 199             February 1989 through March           trustee of 20 investment
Upper Black Eddy, PA     1994, he was president of the         companies (consisting of 41
18972                    National League of Professional       portfolios) for which UBS
                         Baseball Clubs. Prior to 1989, he     Global AM or one of its
                         was a television sportscaster for     affiliates serves as
                         WPIX-TV, New York. Mr. White          investment advisor, sub-
                         served on the Board of Directors of   advisor or manager.
                         Centel from 1989 to 1993 and until
                         recently on the board of directors
                         of Jefferson Banks Incorporated,
                         Philadelphia, PA.



----------

* This person's business address is 1285 Avenue of the Americas, 33rd Floor, New York, NY 10019-6114.

** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***   Address for mailing purposes only.

+     Each trustee holds office for an indefinite term.

++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with UBS Global AM or its affiliates.

OFFICERS



                                                            Term of Office+
                                                             and Length of
Name, Address, and Age    Position(s) Held with the Trust     Time Served
------------------------ --------------------------------- ----------------
T. Kirkham Barneby*;               Vice President          Since 2000
56

Thomas Disbrow*; 36              Vice President and        Since 2000
                                Assistant Treasurer

Amy R. Doberman*;           Vice President and Secretary   Since 2000
40

Name, Address, and Age   Principal Occupation(s) During Past 5 Years
------------------------ ----------------------------------------------------------------
T. Kirkham Barneby*;     Mr. Barneby is a managing director--quantitative
56                       investments of UBS Global AM. Mr. Barneby is a vice
                         president of six investment companies (consisting of
                         seven portfolios) for which UBS Global AM or one of its
                         affiliates serves as investment advisor, sub-advisor or
                         manager.

Thomas Disbrow*; 36      Mr. Disbrow is a director and a senior manager of the
                         mutual fund finance department of UBS Global AM.
                         Prior to November 1999, he was a vice president of
                         Zweig/Glaser Advisers. Mr. Disbrow is a vice president
                         and assistant treasurer of 20 investment companies
                         (consisting of 41 portfolios) and assistant treasurer of one investment company (consisting of two portfolios) for
                         which UBS Global AM or one of its affiliates serves as
                         investment advisor, sub-advisor or manager.

Amy R. Doberman*;        Ms. Doberman is a managing director and general counsel
40                       of UBS Global AM. From December 1997 through July
                         2000, she was general counsel of Aeltus Investment
                         Management, Inc. Prior to working at Aeltus, Ms.
                         Doberman was assistant chief counsel of the SEC's Division of Investment Management. Ms. Doberman is vice president
                         and assistant secretary of UBS Supplementary Trust and
                         four investment companies (consisting of 42 portfolios) and vice president and secretary of 20 investment companies
                         (consisting of 41 portfolios) for which UBS Global AM or
                         one of its affiliates serves as investment advisor, sub-advisor or manager.

                                                            Term of Office+
                                                             and Length of
Name, Address, and Age    Position(s) Held with the Trust     Time Served
------------------------ --------------------------------- ----------------
David M.                         Vice President and        Since 2002
Goldenberg*; 36                 Assistant Secretary

John J. Holmgren**;                Vice President          Since 2000
64

John J. Holmgren,                  Vice President          Since 2000
Jr.**; 41

Kevin J. Mahoney*;               Vice President and        Since 2000
37                              Assistant Treasurer

Name, Address, and Age   Principal Occupation(s) During Past 5 Years
------------------------ ------------------------------------------------------------
David M.                 Mr. Goldenberg is an executive director and deputy
Goldenberg*; 36          general counsel of UBS Global AM. From 2000-2002 he
                         was director, legal affairs at Lazard Asset Management.
                         Mr. Goldenberg was global director of compliance for
                         SSB Citi Asset Management Group from 1998-2000. He
                         was associate general counsel at Smith Barney Asset
                         Management from 1996-1998. Prior to working at Smith
                         Barney Asset Management, Mr. Goldenberg was branch
                         chief and senior counsel in the SEC's Division of
                         Investment Management. Mr. Goldenberg is vice
                         president and secretary of UBS Supplementary Trust and
                         four investment companies (consisting of 42 portfolios);
                         and a vice president and assistant secretary of 20
                         investment companies (consisting of 41 portfolios) for
                         which UBS Global AM, or one of its affiliates serves as
                         investment advisor, sub-advisor or manager.

John J. Holmgren**;      Mr. Holmgren is a managing director of UBS Global AM
64                       (since August 2000). Mr. Holmgren is also president,
                         chief executive officer and a director of DSI. He is a vice president of two investment companies (consisting of
                         three portfolios) for which UBS Global AM or one of its
                         affiliates serves as investment advisor, sub-advisor or
                         manager.

John J. Holmgren,        Mr. Holmgren is a managing director of UBS Global AM
Jr.**; 41                (since August 2000). Mr. Holmgren is also executive vice
                         president, chief operating officer, a portfolio manager and a director of DSI. Prior to January 1997, he was president of DSC Data Services, Inc., a consulting firm. Mr.
                         Holmgren is a vice president of two investment
                         companies (consisting of three portfolios) for which UBS
                         Global AM or one of its affiliates serves as investment
                         advisor, sub-advisor or manager.

Kevin J. Mahoney*;       Mr. Mahoney is a director and a senior manager of the
37                       mutual fund finance department of UBS Global AM.
                         Prior to April 1999, he was the manager of the mutual
                         fund internal control group of Salomon Smith Barney. Mr.
                         Mahoney is a vice president and assistant treasurer of 20
                         investment companies (consisting of 41 portfolios) for
                         which UBS Global AM or one of its affiliates serves as
                         investment advisor, sub-advisor or manager.

                                                            Term of Office+
                                                             and Length of
Name, Address, and Age    Position(s) Held with the Trust     Time Served
------------------------ --------------------------------- ----------------
Paul H. Schubert*; 40       Vice President and Treasurer   Since 1999

Brian M. Storms*; 48                 President             Since 2000

Keith A. Weller*; 41        Vice President and Assistant   Since 2000
                                     Secretary

Name, Address, and Age   Principal Occupation(s) During Past 5 Years
------------------------ -------------------------------------------------------------
Paul H. Schubert*; 40    Mr. Schubert is an executive director and head of the
                         mutual fund finance department of UBS Global AM. Mr.
                         Schubert is treasurer and principal accounting officer of
                         UBS Supplementary Trust and of two investment
                         companies (consisting of 38 portfolios), a vice president
                         and treasurer of 20 investment companies (consisting of
                         41 portfolios), treasurer and chief financial officer of one investment company (consisting of two portfolios) and
                         treasurer of one investment company (consisting of two
                         portfolios) for which UBS Global AM or one of its
                         affiliates serves as investment advisor, sub-advisor or
                         manager.

Brian M. Storms*; 48     Mr. Storms is chief executive officer (since July 2002),
                         director and president of UBS Global AM (since March
                         1999). He is also chief executive officer (since July
                         2002), a member of the board of directors and president
                         of UBS Global AM (Americas) and UBS Global Asset
                         Management (New York) Inc. ("UBS Global AM (New
                         York)") (since October 2001). Mr. Storms was chief
                         executive officer of UBS Global AM from October 2000
                         to September 2001 and chief operating officer (2001-
                         2002). He was chief operating officer of UBS Global AM
                         (Americas) and UBS Global AM (New York) from
                         September 2001 to July 2002. He was a director or
                         trustee of several investment companies in the UBS
                         Family of Funds (1999-2001). He was president of
                         Prudential Investments (1996-1999). Prior to joining
                         Prudential Investments he was a managing director at
                         Fidelity Investments. Mr. Storms is president and trustee
                         of UBS Supplementary Trust and of three investment
                         companies (consisting of 40 portfolios) and president of
                         20 investment companies (consisting of 41 portfolios) and
                         trustee and chairman of one investment company
                         (consisting of two portfolios) for which UBS Global AM
                         or one of its affiliates serves as investment advisor,
                         sub-advisor or manager.

Keith A. Weller*; 41     Mr. Weller is a director and senior associate general
                         counsel of UBS Global AM. Mr. Weller is a vice
                         president and assistant secretary of 20 investment
                         companies (consisting of 41 portfolios) for which UBS
                         Global AM or one of its affiliates serves as investment
                         advisor, sub-advisor or manager.


----------


* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

**  This person's business address is 301 Merritt 7, Norwalk, Connecticut 06851.

+ Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.

              INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES





                                                             Aggregate Dollar Range of Equity Securities in All
                                                                Registered Investment Companies Overseen by
                                                                     Trustee for Which UBS Global AM or
                                   Dollar Range of Equity            an Affiliate Serves as Investment
             Trustee              Securities in the Funds+            Advisor, Sub-Advisor or Manager+
-------------------------------- -------------------------- ---------------------------------------------------
Interested Trustees
Margo N. Alexander .............          NONE                                 Over $100,000
E. Garrett Bewkes, Jr. .........          NONE                                 Over $100,000

Independent Trustees
Richard Q. Armstrong ...........          NONE                                 Over $100,000
David J. Beaubien ..............          NONE                                 Over $100,000
Richard R. Burt ................          NONE                                $10,001-$50,000
Meyer Feldberg .................          NONE                                 Over $100,000
George W. Gowen ................          NONE                                 Over $100,000
William W. Hewitt, Jr. .........          NONE                                     NONE
Morton L. Janklow ..............          NONE                                $50,001-$100,000
Frederic V. Malek ..............          NONE                                $50,001-$100,000
Carl W. Schafer ................          NONE                                 Over $100,000
William D. White ...............          NONE                                 $10,001-$50,000



------------
+ Information regarding ownership is as of December 31, 2002.

                                  COMMITTEES

     The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees. Richard Q. Armstrong is chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: George W. Gowen (chairperson), Carl W. Schafer, William D. White, and Morton L. Janklow.

     The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee also reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the Trust's fiscal year ended September 30, 2002, the Audit and Contract Review Committee held two meetings.

     The Nominating Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Trustees of the Board and reviewing the compensation arrangements for each of the Trustees. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. George W. Gowen, care of the Secretary of the Trust at 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae. During the Trust's fiscal year ended September 30, 2002, the Nominating Committee did not meet.

INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY UBS
              GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                  OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of December 31, 2002, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.

                                 COMPENSATION

     Each Independent Trustee receives, in the aggregate from UBS Global AM funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson of the Audit and Contract Review Committee receives annually $12,500. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the fund for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.

     The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all the funds for which UBS Global AM or an affiliate served as an investment advisor, sub-advisor or manager during the periods indicated.

                              COMPENSATION TABLE+



                                                      Estimated Annual        Total Compensation
                                                   Aggregate Compensation     from the Trust and
Name of Person, Position                               from the Trust*        the Fund Complex**
-----------------------------------------------   ------------------------   -------------------
   Richard Q. Armstrong, Trustee ..............            $  777                  $111,125
   David J. Beaubien, Trustee*** ..............               143                   108,000
   Richard R. Burt, Trustee ...................               777                   108,000
   Meyer Feldberg, Trustee ....................             1,212                   210,250
   George W. Gowen, Trustee ...................               784                   202,750
   William W. Hewitt, Jr., Trustee*** .........               154                   115,500
   Morton L. Janklow, Trustee*** ..............               143                   108,000
   Frederic V. Malek, Trustee .................               777                   108,000
   Carl W. Schafer, Trustee ...................               778                   108,000
   William D. White, Trustee*** ...............               143                   108,000


------------

+ Only independent board members are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each board member indicated during the fiscal year ended September 30, 2002.

** Represents fees paid during the calendar year ended December 31, 2002 to each board member by: (a) 22 investment companies in the case of Messrs. Armstrong, Beaubien, Burt, Hewitt, Janklow, Malek, Schafer and White; and
    (b) 36 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

*** This person did not commence serving on the Trust's board until September
    2001.

     Principal Holders and Management Ownership of Securities. As of January 1, 2003, trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding shares of any class of a fund.

     As of January 1, 2003, the following shareholders were shown in the funds' records as owning 5% or more of any class of a fund's shares.



                                                   Percentage of Class A Shares
Name and Address*                                  Owned as of January 1, 2003
-----------------------------------------------   -----------------------------
   Enhanced S&P 500 Fund
   Phoenix Employees Retirement Trust .........                11.89%
   Securities Exchange Group, Inc. ............                 9.58%
   Enhanced Nasdaq-100 Fund
   Nationwide Insurance Company Trust .........                 6.72%
   David O. Malin TTEE
    Melinda V. Malin TTEE .....................                 6.19%
   The Cullen Trust for Health Care ...........                 5.75%



                                                Percentage of Class Y Shares
Name and Address*                               Owned as of January 1, 2003
--------------------------------------------   -----------------------------
   Enhanced S&P 500 Fund
   Northern Trust Company as TTEE
    FBO USAA DCT Client Directed ...........                62.49%
   The Jim & Sally Barksdale Unitrust
    UTA DTD 02-06-96 .......................                 9.82%
   John David Barksdale ....................                 8.18%
   James L. Barksdale and Sarah M. Barksdale
    Community Property Account .............                 5.23%
   Enhanced Nasdaq-100 Fund
   Darrell W. Kinder and Jennifer J. Kinder
    JTWROS .................................                 5.08%


------------

*   The shareholders listed may be contacted c/o UBS Global Asset Management
    (US) Inc., Attn. Compliance Department, 51 West 52nd Street, New York, NY 10019-6114.

  INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS


     Investment Advisory and Administration Arrangements. UBS Global AM acts as the investment advisor and administrator of each fund pursuant to a contract ("Advisory and Administration Contract") with the Trust. Under the Advisory and Administration Contract, Enhanced S&P 500 Fund pays UBS Global AM a fee, computed daily and paid monthly, at the annual rate of 0.40% of average daily net assets and Enhanced Nasdaq-100 Fund pays UBS Global AM a fee, computed daily and paid monthly, at the annual rate of 0.75% of average daily net assets.

     During the fiscal years ended September 30, 2002, September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, UBS Global AM earned (or accrued) advisory and administration fees in the amounts set forth below:



                                              Fiscal years ended             For the period
                                                 September 30,               April 26, 2000
                                        -------------------------------         through
                                             2002             2001         September 30, 2000
                                        --------------   --------------   -------------------
   Enhanced S&P 500 Fund ............      $ 259,315        $ 180,596            $  29,561
                                            ($42,885        ($118,750        (all of which
                                         was waived)      was waived)          was waived)
   Enhanced Nasdaq-100 Fund .........      $ 344,622        $ 565,835            $ 214,036
                                           ($237,443        ($266,174            ($163,021
                                         was waived)      was waived)          was waived)



     Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of a fund's shares under federal and/or state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or UBS Global AM; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; (18) costs of mailing, stationery and communications equipment; (19) expenses incident to any dividend, withdrawal or redemption options; (20) charges and expenses of any outside pricing service used to value portfolio securities; (21) interest on borrowings of the fund; and (22) fees or expenses related to license agreements with respect to securities indices.

     Under the Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically for a fund upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to UBS Global AM or by UBS Global AM on 60 days' written notice to the fund.

     The Advisory and Administration Contract authorizes UBS Global AM to retain one or more sub-advisors but does not require UBS Global AM to do so. Under separate sub-advisory contracts (each a "Sub-Advisory Contract") DSI International Management, Inc. serves as sub-advisor for each fund. Under the applicable Sub-Advisory Contract, UBS Global AM (not the fund) pays DSI a fee in the annual amount of 0.20% of average daily net assets for Enhanced S&P 500 Fund and 0.35% of average daily net assets for Enhanced Nasdaq-100 Fund. Fees paid to DSI may be reduced by any expense reimbursements paid by UBS Global AM to the Fund. Such expense reimbursements are allocated equally between UBS Global AM and DSI.

     During the fiscal years ended September 30, 2002, September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, UBS Global AM (not the funds) paid DSI sub-advisory fees in the amounts set forth below:



                                           Fiscal years ended         For the period
                                             September 30,            April 26, 2000
                                        ------------------------         through
                                            2002         2001       September 30, 2000
                                        -----------   ----------   -------------------
   Enhanced S&P 500 Fund ............    $107,384      $ 68,576          $    --
   Enhanced Nasdaq-100 Fund .........      66,263       157,427           25,089



     Under each Sub-Advisory Contract, DSI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, a fund, its shareholders or UBS Global AM in connection with each Sub-Advisory Contract, except any liability to any of them to which DSI would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under each Sub-Advisory Contract.

     Each Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory and Administration Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities on 60 days' notice to DSI, or by DSI on 120 days' notice to UBS Global AM. Each Sub-Advisory Contract also may be terminated by UBS Global AM (1) upon material breach by DSI of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of the breach, (2) if DSI becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or (3) upon 120 days' notice to DSI.

     At the funds' board meeting held on July 24, 2002, the trustees considered and approved the continuance of the funds' Advisory and Administration Contract with UBS Global AM.

     Prior to that meeting, the board's Audit and Contract Review Committee (the "Committee") (comprised of the board's Independent Trustees) had met to review and discuss the investment advisory and administration services provided to the funds over the course of the year by UBS Global AM. In considering the continuance of the Advisory and Administration Contract, the Committee analyzed the nature, quality and scope of such services including, in particular, the monitoring and review of the funds' sub-advisor, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under the Advisory and Administration Contract, and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Global AM's profitability in managing the funds; the current fees paid by the funds in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.

     The Committee also evaluated the performance of the funds in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the funds' investment restrictions, tax and reporting requirements and procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract.

     The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the funds, including consideration of both the actual dollar amount of fees paid by the funds directly to UBS Global AM and so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to a fund, the research services available to UBS Global AM by reason of com-missions from other funds, and transfer agency related services fees received by UBS PaineWebber for certain transfer agency related services it performs for the funds' shareholders. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the contract were fair and reasonable, and the scope and quality of UBS Global AM's services to the funds were consistent with the funds' operational requirements and sufficient to approve the continuance of the Advisory and Administration Contract between the funds and UBS Global AM.

     The Committee also evaluated the Sub-Advisory Contracts between UBS Global AM and DSI. In its consideration of the Sub-Advisory Contracts, the Committee considered the management and advisory needs of the funds in light of the funds' investment objectives and policies. The Committee also considered the quality of the investment management and advisory services being provided by DSI, which included a discussion regarding the skill, experience and talent needed to perform the investment advisory services for the fund; the research resources available to DSI and its organizational capabilities and financial resources in order to determine whether they are sufficient to provide the appropriate nature and quality of advisory services; and information regarding the advisory fees paid to advisors of comparable funds. As a result of its evaluation of those factors, the Committee recommended that the board approve the continuance of the current Sub-Advisory Contracts. The full board, upon review of the factors considered by the Committee as well as other factors and considerations as it deemed relevant, approved the continuance of the Sub-Advisory Contracts.

     Securities Lending. During the fiscal years ended September 30, 2002 and September 30, 2001, Enhanced S&P 500 Fund did not participate in the securities lending program and so therefore paid (or accrued) no fees to UBS PaineWebber for its services as securities lending agent. For the fiscal years ended September, 30, 2002 and September 30, 2001, Enhanced Nasdaq-100 Fund paid (or accrued) $1,652 and $3,386, respectively, to UBS PaineWebber for its services as securities lending agent.

     Bank Line of Credit. Each fund participates with other funds managed, advised or sub-advised by UBS Global AM or its affiliates in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each fund at the request of shareholders or other temporary or emergency purposes.

     Under the facility arrangement, each fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to each fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended September 30, 2002, the Funds did not borrow under the facility. For the year ended September 30, 2002, Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund paid a commitment fee of $842 and $564 to UBS AG, respectively.

     Personal Trading Policies. The funds, UBS Global AM and DSI each has adopted a code of ethics under Rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

     Principal Underwriting Arrangements. UBS Global AM acts as the principal underwriter of each class of shares of each fund pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the funds. Shares of each fund are offered continuously. UBS Global AM has entered into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell the funds' shares.

     Under separate plans pertaining to the Class A, Class B and Class C shares of each fund adopted in the manner prescribed by Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each fund pays UBS Global AM a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan and the Class C Plan, Enhanced S&P 500 Fund pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.40% of the average daily net assets of the Class B shares and Class C shares, respectively. Under the Class B Plan and the Class C Plan, Enhanced Nasdaq-100 Fund pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the applicable class of shares, respectively. There is no distribution plan with respect to the funds' Class Y shares, and the funds pay no service or distribution fees with respect to their Class Y shares.


     UBS Global AM uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.

     UBS Global AM uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to dealers for selling each fund's Class B and Class C shares, respectively, and to offset its marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. UBS Global AM also may use distribution fees to pay additional compensation to dealers and to offset other costs allocated to UBS Global AM's distribution activities.

     UBS Global AM compensates investment professionals when Class B and Class C shares are bought by investors, as well as on an ongoing basis.

     UBS Global AM receives the proceeds of the initial sales charge paid when Class A and Class C shares are bought and of the deferred sales charge paid upon sales of Class A, Class B and Class C shares. These proceeds also may be used to cover distribution expenses.

     The Plans and the Principal Underwriting Contract specify that each fund must pay service-and distribution-related fees to UBS Global AM for its service and distribution activities, not as reimbursement for specific expenses incurred. Therefore, even if UBS Global AM's expenses for the fund exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if UBS Global AM's service or distribution expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be UBS Global AM's sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and UBS Global AM's corresponding expenses for each class of shares of the funds separately from the Plans and expenses attributable to the other classes of shares.

     Among other things, each Plan provides that (1) UBS Global AM will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of a fund and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

     In reporting amounts expended under the Plans to the trustees, UBS Global AM allocates expenses attributable to the sale of each class of a fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a fund's shares will not be used to subsidize the sale of any other class of fund shares.

     The funds paid (or accrued) the following service and/or distribution fees to UBS Global AM under the Class A Plan, Class B Plan and Class C Plan for the fiscal year ended September 30, 2002:



                          Enhanced          Enhanced
                        S&P 500 Fund     Nasdaq-100 Fund
                       --------------   ----------------
   Class A .........       $37,154          $ 33,120
   Class B .........        74,475           167,761
   Class C .........        64,725           147,802

     UBS Global AM estimates that it and its affiliates incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended September 30, 2002:



                                                                      Enhanced          Enhanced
                                                                    S&P 500 Fund     Nasdaq-100 Fund
                                                                   --------------   ----------------
   Class A
   Marketing and advertising ...................................      $202,759          $138,679
   Amortization of commissions .................................            --                --
   Printing of Prospectuses and SAIs ...........................           118               441
   Branch network costs allocated and interest expense .........        37,644            45,991
   Service fees paid to investment professionals ...............        13,948            12,451

   Class B
   Marketing and advertising ...................................       158,967           175,831
   Amortization of commissions .................................        76,994           108,207
   Printing of Prospectuses and SAIs ...........................            91               340
   Branch network costs allocated and interest expense .........        31,842            66,395
   Service fees paid to investment professionals ...............        10,749            15,768

   Class C
   Marketing and advertising ...................................       137,617           154,673
   Amortization of commissions .................................        14,948            41,678
   Printing of Prospectuses and SAIs ...........................            79               295
   Branch network costs allocated and interest expense .........        25,715            51,267
   Service fees paid to investment professionals ...............         9,342            13,892



     "Marketing and advertising" includes various internal costs allocated by UBS Global AM to its efforts at distributing each fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of UBS Global AM. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various departments involved in the distribution of each fund's shares, including the retail branch system of UBS PaineWebber, the primary dealer for the funds' shares during this period and "service fees paid to investment professionals" represents compensation paid by UBS PaineWebber to its financial advisors.

     In approving each fund's overall Flexible Pricing(SM) system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

     In approving the Class A Plan, the Class B Plan and the Class C Plan for each fund, the board considered all the features of the distribution system and the anticipated benefits to the funds and their shareholders. With regard to each Plan, the board considered, as relevant (1) the conditions under which initial sales charges and/or deferred sales charges would be imposed and the amount of such charges, (2) UBS Global AM's belief that the different combinations of initial sales charges, deferred sales charges, service fees and distribution fees would be attractive to dealers and investment professionals, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the funds' assets and potential continued growth, (4) the services provided to the funds and their shareholders by UBS Global AM, (5) the services provided by dealers pursuant to each dealer agreement with UBS Global AM and (6) UBS Global AM's shareholder service-related and, where applicable, distribution-related expenses and costs. With respect to the Class B Plan, the board members also recognized that UBS Global AM's willingness to compensate dealers without the concomitant receipt by UBS Global AM of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

     With respect to each Plan, the board considered for each fund all compensation that UBS Global AM would receive under that Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and deferred sales charges. The board also considered the benefits that would accrue to UBS Global AM under each Plan in that UBS Global AM would receive service, distribution, advisory and administration fees that are calculated based upon a percentage of the average net assets of each fund, which fees would increase if that Plan were successful and the fund attained and maintained significant asset levels.

     Under the Principal Underwriting Contract and prior similar principal underwriting contracts between the fund and UBS Global AM for the Class A shares for the periods set forth below, UBS Global AM earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to dealers, primarily UBS PaineWebber:



                             Fiscal years ended      For the period
                                September 30,        April 26, 2000
                            ---------------------       through
                               2002       2001     September 30, 2000
                            ---------- ---------- -------------------
   Enhanced S&P 500 Fund
    Class A
     Earned ...............  $10,749    $ 64,925        $ 94,542
     Retained .............      952       5,408           7,875
    Class C
     Earned ...............  $20,694         N/A             N/A
     Retained .............        0         N/A             N/A
   Enhanced Nasdaq-100 Fund
    Class A
     Earned ...............  $42,437    $205,364        $491,131
     Retained .............    3,846      18,668          44,644
    Class C
     Earned ...............  $21,425         N/A             N/A
     Retained .............  $     0         N/A             N/A



     UBS Global AM earned and retained the following deferred sales charges paid upon certain redemptions of shares for the fiscal year ended September 30, 2002:



                          Enhanced          Enhanced
                        S&P 500 Fund     Nasdaq-100 Fund
                       --------------   ----------------
   Class A .........       $     0          $      0
   Class B .........        55,890           105,428
   Class C .........         1,205             5,758


                            PORTFOLIO TRANSACTIONS

     Subject to policies established by the board, the sub-advisor is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the sub-advisor seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the sub-advisor generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.


     During the fiscal years ended September 30, 2002, September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds paid the following brokerage commissions:



                                          Fiscal years ended         For the period
                                             September 30,           April 26, 2000
                                        -----------------------         through
                                           2002         2001       September 30, 2000
                                        ----------   ----------   -------------------
   Enhanced S&P 500 Fund ............    $49,143      $43,651           $39,372
   Enhanced Nasdaq-100 Fund .........     22,282       39,006            21,755

     The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through affiliates of the investment advisor and UBS Global AM, including UBS PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to any other affiliated broker are reasonable and fair. Specific provisions in the Advisory and Administration Contract authorize UBS Global AM and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     During the fiscal years ended September 30, 2002, September 30, 2001 and the period April 26, 2000 (commencement of operations) through September 30, 2000, the funds did not pay any brokerage commissions to UBS PaineWebber or any other affiliate of UBS Global AM.

     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute transactions in futures contracts, including procedures permitting the use of affiliates of UBS Global AM and the investment advisor are similar to those in effect with respect to brokerage transactions in securities.

     In selecting brokers or dealers, the sub-advisor will consider the full range and quality of a broker's or dealer's services. Consistent with the interests of the funds and subject to the review of the board, the sub-advisor may cause a fund to purchase and sell portfolio securities through brokers or dealers who provide the sub-advisor with brokerage or research services. A fund may pay those brokers or dealers a higher commission, markup or markdown than may be charged by other brokers, provided that the sub-advisor determines in good faith that the commission, markup or markdown is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-advisor to that fund and its other clients.


     Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.


     For the fiscal year ended September 30, 2002, the funds directed portfolio transactions to brokers chosen because they provide research, analysis, advice and similar services as indicated below, for which the funds paid the following in brokerage commissions:



                                         Amount of Portfolio        Brokerage
                                             Transactions        Commissions Paid
                                        ---------------------   -----------------
   Enhanced S&P 500 Fund ............         $  344,167              $   48
   Enhanced Nasdaq-100 Fund .........          1,499,998               1,577



     For purchases or sales with broker-dealer firms that act as principal, the sub-advisor seeks best execution. Although the sub-advisor may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The sub-advisor may consider the sale of shares of the funds or other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the funds, subject to UBS Global AM's duty to seek best execution. The sub-advisor may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


     Research services and information received from brokers or dealers are supplemental to the sub-advisor's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which a fund effect securities transactions may be used by the sub-advisor in advising other funds or accounts and, conversely, research services furnished to the sub-advisor by brokers or dealers in connection with other funds or accounts that it advises may be used in advising a fund.

     Investment decisions for a fund and for other investment accounts managed by the sub-advisor are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the funds.

     The funds will not purchase securities that are offered in underwritings in which UBS PaineWebber, UBS Global AM or any of their affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that UBS PaineWebber, UBS Global AM or any of their affiliates not participate in or benefit from the sale to the funds.

     As of September 30, 2002, Enhanced Nasdaq-100 Fund did not own securities issued by its regular broker-dealers and Enhanced S&P 500 Fund owned securities issued by its regular broker-dealers as follows:


Enhanced S&P 500 Fund


Issuer                                    Type of Security       Value
--------------------------------------   ------------------   ----------
   Lehman Brothers Inc. ..............   Equity                $ 34,335
   Goldman Sachs Group Inc. ..........   Equity                $165,075
   Morgan Stanley & Co. ..............   Equity                $247,324


     Portfolio Turnover. Each fund's annual portfolio turnover rate may vary greatly from year to year but will not be a limiting factor in the funds' operations. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.


     The funds' portfolio turnover rates for the fiscal years shown were:





                                         Fiscal years
                                             ended
                                         September 30,
                                        ---------------    For the Period April 26, 2000
Fund                                     2002     2001      through September 30, 2000
-------------------------------------   ------   ------   ------------------------------
   Enhanced S&P 500 Fund ............   72%      63%                    74%
   Enhanced Nasdaq-100 Fund .........   22%      29%                     5%



      REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION
                        INFORMATION; AND OTHER SERVICES

     Waivers of Sales Charges--Class A Shares. The following additional sales charge waivers are available for Class A shares if you:

    o Acquire shares in connection with shares purchased by UBS Global AM or any affiliate on behalf of a discretionary advisory client;


    o Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

    o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

     Reinstatement Privilege--Class A Shares. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the transfer agent, PFPC Inc. ("PFPC") of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemp-tion proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, however a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption will also be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes--Special Rule for Class A Shareholders" below.


     Payments by UBS Global AM--Class B Shares. For purchases of Class B shares in amounts of less than $100,000, your broker is paid an up-front commission equal to 4% of the amount sold. For purchases of Class B shares in amounts of $100,000 up to $249,999, your broker is paid an up-front commission of 3.25%, and in amounts of $250,000 to $499,999, your broker is paid an up-front commission equal to 2.5% of the amount sold. For purchases of Class B shares in amounts of $500,000 to $999,999, your broker is paid an up-front commission equal to 1.75% of the amount sold.

     Payments by UBS Global AM--Class Y Shares. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. As principal underwriter of the Class Y shares, UBS Global AM may, from time to time, make payments out of its own resources to dealers who sell Class Y shares of the Family Funds ("Family Funds" include the funds, other UBS funds, UBS PACE(SM) Select funds and other funds for which UBS Global AM or any of its affiliates serve as principal underwriter) to shareholders who buy $10 million or more at any one time.


     Additional Exchange and Redemption Information. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of other Family Funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with a fund's investment objective, policies and restrictions.

     If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing a fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

     Financial Institutions. A fund may authorize financial institutions or their agents to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. A fund will be deemed to have received these purchase and redemption orders when a financial institution or its agent accepts them. Like all customer orders, these orders will be priced based on a fund's net asset value next computed after receipt of the order by the financial institution or their agents. Financial Institution may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.


     Automatic Investment Plan Class A, Class B and Class C Shares. UBS Global AM or your investment professional may offer an automatic investment plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund's Class A, Class B or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since an automatic investment plan involves continuous investing regardless of price level, a shareholder should consider his or her financial ability to continue purchases through periods of both low and high price levels. A shareholder should also consider whether a large, single investment in Class B or Class C shares would qualify for Class A sales load reductions.

     Automatic Cash Withdrawal Plan--Class A, Class B and Class C Shares. The automatic cash withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

    o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

    o Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

     Withdrawals under the automatic cash withdrawal plan will not be subject to a deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.


     An investor's participation in the automatic cash withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the automatic cash withdrawal plan), less aggregate redemptions made other than pursuant to the automatic cash withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A and Class C shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, your investment professional will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in a fund's automatic cash withdrawal plan. The payments generally are mailed approximately five Business Days (defined below under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the automatic cash withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish an automatic cash withdrawal plan from their investment professionals or PFPC at 1-800-647 1568.

     Individual Retirement Accounts. Self-Directed IRAs may be available through your investment professional through which investments may be made in shares of the funds, as well as in other investments. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

     Transfer of Accounts. If investors holding Class A, Class B, Class C, or Class Y shares of a fund in a brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with UBS Global AM relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.



                         CONVERSION OF CLASS B SHARES

     Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset value per share of each class, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth, fourth, third or second anniversary (depending on the amount of shares purchased) of the initial issuance of those Class B shares. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which the Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.


                              VALUATION OF SHARES

     Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the sub-advisor as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board.


                            PERFORMANCE INFORMATION

     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     Total Return (Before Taxes) Calculations. Average annual total return quotes used in the funds' Performance Advertisements are calculated according to the following formula:




        P(1 + T)n = ERV
    where:       P= a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T= average annual total return of shares of that class
                 n= number of years
               ERV= ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.



     Total Return (After Taxes on Distributions) Calculations. Total return (after taxes on distributions) quotes used in the fund's Performance Advertisements are calculated according to the following formula:




        P(1 + T)n = ATVD
    where:       P= a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T= average annual total return (after taxes on distributions) of shares of that class
                 n= number of years
              ATVD= ending redeemable value of a hypothetical $1,000 payment at the beginning of that period, after taxes on fund distributions but not after taxes on redemptions.



     Total Return (After Taxes on Distribution and Redemptions) Calculations. Total return (after taxes on distributions and redemptions) quotes used in the fund's Performance Advertisements are calculated according to the following formula:

        P(1 + T)n = ATVDR
    where:       P= a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T= average annual total return (after taxes on distributions and redemptions) of shares of that class
                 n= number of years
             ATVDR= ending redeemable value of a hypothetical $1,000 payment at the beginning of that period, after taxes on fund distributions and redemptions.



     Under the foregoing formulae, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter of prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change before or after taxes, as applicable, in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A and Class C shares, the maximum initial sales charge of 5.5% (3% for Enhanced S&P 500 Fund) and 1%, respectively is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted (assuming that the maximum Class B deferred sales charge schedule is applicable). All dividends and other distributions are assumed to have been reinvested at net asset value. Total return calculated according to the foregoing formulae is referred to as "Standardized Return."

     The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formulae set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.


     The following tables show performance information for each class of the funds' shares outstanding for the periods indicated.


                             ENHANCED S&P 500 FUND




                                                                   Class A          Class B          Class C          Class Y
Class (Inception Date)                                            (4/26/00)        (4/26/00)        (4/26/00)        (4/26/00)
------------------------------------------------------------   --------------   --------------   --------------   --------------
Year ended September 30, 2002:
 Standardized Return Before Taxes* .........................        (23.47)%         (23.81)%         (22.62)%         (20.86)%
 Standardized Return After Taxes on Distributions* .........        (23.52)%         (23.81)%         (22.62)%         (20.98)%
 Standardized Return After Taxes on Distributions
  And Redemptions of Fund Shares* ..........................        (14.40)%         (14.62)%         (13.89)%         (12.79)%
 Non-Standardized Return ...................................        (21.09)%         (21.45)%         (21.34)%         (20.86)%
Inception to September 30, 2002:
 Standardized Return Before Taxes* .........................        (22.19)%         (22.19)%         (21.84)%         (20.99)%
 Standardized Return After Taxes on Distributions* .........        (22.26)%         (22.22)%         (21.87)%         (21.10)%
 Standardized Return After Taxes on Distributions
  And Redemptions of Fund Shares* ..........................        (17.07)%         (17.06)%         (16.81)%         (16.21)%
 Non-Standardized Return ...................................        (21.21)%         (21.55)%         (21.52)%         (20.99)%

                           ENHANCED NASDAQ-100 FUND




                                                                   Class A          Class B          Class C          Class Y
Class (Inception Date)                                            (4/26/00)        (4/26/00)        (4/26/00)        (4/26/00)
------------------------------------------------------------   --------------   --------------   --------------   --------------
Year ended September 30, 2002:
 Standardized Return Before Taxes* .........................        (32.36)%         (32.82)%         (30.65)%         (28.31)%
 Standardized Return After Taxes on Distributions* .........        (32.36)%         (32.82)%         (30.65)%         (28.31)%
 Standardized Return After Taxes on Distributions
  And Redemptions of Fund Shares* ..........................        (19.87)%         (20.15)%         (18.81)%         (17.38)%
 Non-Standardized Return ...................................        (28.40)%         (29.28)%         (29.28)%         (28.31)%
Inception to September 30, 2002:
 Standardized Return Before Taxes* .........................        (46.40)%         (46.31)%         (45.86)%         (45.05)%
 Standardized Return After Taxes on Distributions* .........        (46.40)%         (46.31)%         (45.86)%         (45.05)%
 Standardized Return After Taxes on Distributions
  And Redemptions of Fund Shares* ..........................        (33.15)%         (33.09)%         (32.83)%         (32.35)%
 Non-Standardized Return ...................................        (45.15)%         (45.64)%         (45.64)%         (45.05)%


------------

* All Standardized Return figures for Class A and Class C shares reflect deduction of the current maximum initial sales charge of 5.5% (3% for Enhanced S&P 500 Fund) and 1%, respectively. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable deferred sales charges imposed on a redemption of shares held for the period (assuming that the maximum Class B deferred sales charge schedule is applicable). Class Y shares are not subject to an initial or deferred sales charge; therefore, the performance information is the same for both standardized return before taxes and non-standardized return for the periods indicated.

     Other Information. In Performance Advertisements, the funds may compare their Standardized Return and/or its Non-Standardized Return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual funds ("Morningstar"), or with the performance of recognized stock, bond and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form.


     Ratings may include criteria relating to portfolio characteristics in addition to performance information. In connection with a ranking, a fund may also provide additional information with respect to the ranking, such as the particular category to which it relates, the number of funds in the category, the criteria on which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.


                                     TAXES


     Backup Withholding. Each fund is required to withhold up to 30% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Global AM or the applicable dealer with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.


     Sale or Exchange of Fund Shares. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of either fund's shares for shares of another Family Fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

     Special Rule for Class A Shareholders. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a fund or another Family Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the Family Fund shares subsequently acquired.

     Conversion of Class B Shares. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.


     Qualification as a Regulated Investment Company. Each fund intends to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To so qualify, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. By qualifying as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders). By qualifying for treatment as a RIC, each fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders.

     If a fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's current and accumulated earnings and profits. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Other Information. Dividends and other distributions a fund declares in October, November or December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January.


     A portion of the dividends from each fund's investment company taxable income (whether paid in cash or in fund additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends a fund receives from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.


     Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year 98% of all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures the fund derives with respect to its business of investing in securities will qualify as permissible income under the Income Requirements.

     Offsetting positions in any actively traded security, option or futures contract entered into or held by the fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

     When a covered call option written (sold) by a fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

     If a fund has an "appreciated financial position"--generally, an interest (including an interest through an option, futures or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is a fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

     The foregoing is only a general summary of some of the important federal tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                               OTHER INFORMATION


     Delaware Statutory Trust. The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or the funds. However, the Trust's trust instrument disclaims shareholder liability for acts or obligations of the Trust or its series (the funds) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from each fund's property for all losses and expenses of any series shareholder held personally liable for the obligations of the funds. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

     Delaware law gives shareholders of the Trust the right to obtain a current list of the names and last known mailing address of the Trust's other shareholders, subject to reasonable standards established by the board governing the time, location and expense of providing the relevant information and documents.

     Classes of Shares. The funds consist of Class A shares, Class C shares and Class Y shares. Class B shares include Sub-Class B-1 shares, Sub-Class B-2 shares, Sub-Class B-3 shares and Sub-Class B-4 shares. A share of each class of each fund represents an identical interest in its investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of a fund will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B, Class C and Class Y shares will differ.

     Voting Rights. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the trustees of the Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a rule 12b-1 Plan as it relates to the class.

     The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of the trustee at the written request of holders of 10% of the outstanding shares of the Trust.

     Class-Specific Expenses. Each fund may determine to allocate certain of its expenses to the specific classes of that fund's shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.


     Prior Names. Prior to April 8, 2002, the Trust was known as "Brinson Securities Trust," and the funds were known as "Brinson Enhanced S&P 500 Fund " and "Brinson Enhanced Nasdaq-100 Fund." Prior to June 4, 2001, the Trust was known as "Mitchell Hutchins Securities Trust" and the funds were known as "PaineWebber Enhanced S&P 500 Fund" and "PaineWebber Enhanced Nasdaq-100 Fund."


     Custodian and Recordkeeping Agent; Transfer and Dividend Agent. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund. PFPC, a subsidiary of PNC Bank, N.A., located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as each fund's transfer and dividend disbursing agent.

     Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Trustees.

     Auditors. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as independent auditors for the funds.

                             FINANCIAL STATEMENTS


     The funds' Annual Report to shareholders for the fiscal year ending September 30, 2002 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

            Investors should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The funds and their principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the funds in any jurisdiction where the funds or their principal underwriter may not lawfully sell those shares.





                           ------------------------



(C) 2003 UBS Global Asset Management (US) Inc.

All rights reserved.


                                                                            UBS
                                                          Enhanced S&P 500 Fund

                                                                            UBS
                                                       Enhanced Nasdaq-100 Fund


--------------------------------------------------------------------------------
                                             Statement of Additional Information


                                                                January 28, 2003

--------------------------------------------------------------------------------

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(1)   (a)   Trust Instrument 1/

      (b)   Amendment to Trust Instrument effective February 8, 2000 2/


      (c) Certificate of Amendment to the Trust Instrument effective November 5, 2001 3/

      (d) Certificate of Amendment to the Trust Instrument effective June 4, 2001 3/

      (e) Certificate of Amendment to the Trust Instrument effective April 8, 2002 (filed herewith)


(2)   (a)   By-Laws 1/


      (b)   Certificate of Amendment to By-Laws dated October 26, 2001 3/

      (c) Certificate of Amendment to By-Laws dated February 15, 2002 (filed herewith)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 4/

(4)   (a)   Investment Advisory and Administration Contract 5/

      (b) Sub-Advisory Contract with DSI International Management, Inc. relating to UBS Enhanced S&P 500 Fund 5/

      (c) Sub-Advisory Contract with DSI International Management, Inc. relating to UBS Enhanced Nasdaq-100 Fund 5/

(5)   (a)   Principal Underwriting Contract (filed herewith)

      (b)   PaineWebber Dealer Agreement 5/

      (c)   Form of Selected Dealer Agreement 6/


(6)   Bonus, profit sharing or pension plans - none


(7)   Custodian Agreement 5/

(8)   Form of Transfer Agency Agreement 5/

(9)   Opinion and Consent of Counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors (filed herewith)


(11)  Financial statements omitted from Part B - none

(12)  Letter of Investment Intent 2/


(13)  (a)   Shareholder Services Plan with respect to Class A Shares (filed herewith)

      (b)   Rule 12b-1 Plan of Distribution with respect to Class B Shares 5/

      (c)   Rule 12b-1 Plan of Distribution with respect to Class C Shares 5

(14)  Multiple Class Plan pursuant to Rule 18f-3 3/

(15)  (a)   Code of Ethics for Registrant, its investment advisor, its principal underwriter and its sub-advisor 7/

(16)  (a)   Powers of Attorney for Mrs. Alexander and Messrs. Armstrong,
            Beaubien, Bewkes, Burt, Feldberg, Gowen, Hewitt, Janklow, Schafer,
            Storms, and White 8/

      (b)   Powers of Attorney for Messrs. Malek and Schubert 9/


----------

1/ Incorporated by reference from Registrant's initial registration statement, SEC File No. 333-94065, filed December 23, 1999.


2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-94065, filed March 7, 2000.


3/ Incorporated by reference from Post-Effective Amendment No. 2 to the registration statement, SEC File No. 333-94065, filed November 6, 2001.

4/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

5/ Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-94065, filed January 31, 2001.

6/ Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 27, 2001.

7/ Incorporated by reference from Post-Effective Amendment No. 34 to the registration statement of UBS Investment Trust, SEC File No. 33-39659, filed December 24, 2002.

8/ Incorporated by reference from Post-Effective Amendment No. 6 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

9/ Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of UBS Index Trust, SEC File No. 333-27917, filed October 31, 2001.


Item 24. Persons Controlled by or under Common Control with Registrant

      None.

Item 25. Indemnification

      Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.


      Section 9 of the Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 10 of the Advisory and Administration Contract provides that the Trustees shall not be liable for any obligations of the Registrant or any series under the Advisory and Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

      Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.
Section 10 of the Principal Underwriting Contract contains provisions similar to
Section 10 of the Advisory and Administration Contract, with respect to UBS Global AM and other broker-dealers, as appropriate.

      Section 9 of the Dealer Agreement with UBS PaineWebber Inc. ("UBS PaineWebber") contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to UBS PaineWebber. Section 13 of the form of Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract with respect to the applicable dealer.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Advisor


      UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27. Principal Underwriters


(a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

                  FRESCO INDEX SHARES FUNDS
                  GLOBAL HIGH INCOME DOLLAR FUND INC.
                  INSURED MUNICIPAL INCOME FUND INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

                  LIQUID INSTITUTIONAL RESERVES
                  MANAGED HIGH YIELD PLUS FUND INC.
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  UBS FINANCIAL SERVICES FUND INC.
                  UBS INDEX TRUST
                  UBS INVESTMENT TRUST
                  UBS MANAGED INVESTMENTS TRUST
                  UBS MASTER SERIES, INC.
                  UBS MONEY SERIES
                  UBS SERIES TRUST
                  UBS PAINEWEBBER CASHFUND, INC.
                  UBS PAINEWEBBER MANAGED MUNICIPAL TRUST UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER PACE SELECT ADVISORS TRUST UBS PAINEWEBBER RMA MONEY FUND, INC. UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

(b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.


Name                         Positions and Offices With         Positions and Offices With Underwriter
                             Registrant
----                         --------------------------         --------------------------------------

T. Kirkham Barneby*          Vice President                     Managing Director - Quantitative Investments of
                                                                UBS Global AM.

Thomas Disbrow*              Vice President and Assistant       Director and a Senior Manager of the Mutual Fund
                             Treasurer                          Finance Department of UBS Global AM.

Amy R. Doberman*             Vice President and Secretary       Executive Director and General Counsel of UBS
                                                                Global AM.

David M. Goldenberg*         Vice President and Assistant       Executive Director and Deputy General Counsel of
                             Secretary                          UBS Global AM.

John J. Holmgren**           Vice President                     Managing Director of UBS Global AM.

John J. Holmgren, Jr.**      Vice President                     Managing Director of UBS Global AM.

Kevin J. Mahoney*            Vice President and Assistant       Director and a Senior Manager of the Mutual Fund
                             Treasurer                          Finance Department of UBS Global AM.

Paul H. Schubert*            Vice President and Treasurer       Executive Director and Head of the Mutual Fund
                                                                Finance Department of UBS Global AM.

Brian M. Storms*             President                          Chief Executive Officer, Director and President of
                                                                UBS Global AM.

Keith A. Weller*             Vice President and Assistant       Director and Senior Associate General Counsel of
                             Secretary                          UBS Global AM.

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**    This person's business address is 301 Merritt 7, Norwalk, Connecticut
      06851.


(c)   None.

Item 28. Location of Accounts and Records


      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM, Inc. at 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of January, 2003.

                                         UBS SECURITIES TRUST


                                         By: /s/ David M. Goldenberg
                                            ------------------------------------
                                            David M. Goldenberg
                                            Vice President and Assistant
                                            Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                Title                             Date
---------                                -----                             ----

 /s/  Margo N. Alexander                 Trustee                           January 24, 2003
------------------------------------
Margo N. Alexander*

 /s/  Richard Q. Armstrong               Trustee                           January 24, 2003
------------------------------------
Richard Q. Armstrong*

 /s/  David J. Beaubien                  Trustee                           January 24, 2003
------------------------------------
David J. Beaubien*

 /s/  E. Garrett Bewkes, Jr.             Trustee and Chairman              January 24, 2003
------------------------------------     of the Board of Trustees
E. Garrett Bewkes, Jr.*

 /s/  Richard R. Burt                    Trustee                           January 24, 2003
------------------------------------
Richard R. Burt*

 /s/  Meyer Feldberg                     Trustee                           January 24, 2003
------------------------------------
Meyer Feldberg*

 /s/  George W. Gowen                    Trustee                           January 24, 2003
------------------------------------
George W. Gowen*

 /s/  William W. Hewitt, Jr.             Trustee                           January 24, 2003
------------------------------------
William W. Hewitt, Jr.*


 /s/  Morton Janklow                     Trustee                            January 24, 2003
------------------------------------
Morton Janklow*

 /s/ Frederic V. Malek                   Trustee                            January 24, 2003
------------------------------------
Frederic V. Malek**

 /s/  Carl W. Schafer                    Trustee                            January 24, 2003
------------------------------------
Carl W. Schafer*

 /s/  William D. White                   Trustee                            January 24, 2003
------------------------------------
William D. White*

 /s/ Brian M. Storms                     President                          January 24, 2003
------------------------------------
Brian M. Storms***

 /s/ Paul H. Schubert                    Vice President and Treasurer       January 24, 2003
------------------------------------
Paul H. Schubert

* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 7 to the Registration Statement of UBS Index Trust, SEC File No. 333-27917, filed October 31, 2001.

*** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 25, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of UBS Index Trust, SEC File No. 333-27917, filed September 28, 2001.

                              UBS SECURITIES TRUST


                                  EXHIBIT INDEX

Exhibit
Number
------


(1)(e)   Certificate of Amendment to the Trust Instrument effective April 8,
         2002.

(2)(c)   Certificate of Amendment to By-Laws dated February 15, 2002.

(5)(a)   Principal Underwriting Contract

(9)      Opinion and Consent of Counsel

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors

(13)     Shareholder Services Plan